  As filed with the Securities and Exchange Commission on February 20, 2001.
                                                                  File Nos. 333-
                                                                       811-07893

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

                            REGISTRATION STATEMENT
                                   UNDER THE
                            SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. [ ]

                          VARIABLE ANNUITY PORTFOLIOS
              (Exact Name of Registrant as Specified in Charter)

                             7 World Trade Center
                              New York, NY 10048
              (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, Including Area Code: 800-451-2010

                            ROBERT I. FRENKEL, ESQ.
                         SSB CITI FUND MANAGEMENT LLC
                             7 WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (Name and Address of Agent for Service)

                                With Copies To:

     Heath B. McLendon         Christina T. Sydor, Esq.   Roger P. Joseph, Esq.
SSB Citi Fund Management LLC SSB Citi Fund Management LLC   Bingham Dana LLP
    7 World Trade Center         7 World Trade Center      150 Federal Street
     New York, NY 10048           New York, NY 10048        Boston, MA 02110


   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933

                     TITLE OF SECURITIES BEING REGISTERED:
     Shares of Beneficial Interests ($.00001 par value) of the Registrant

                               -----------------
   The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

   It is proposed that this filing will become effective on March 22, 2001 pursuant to Rule 488 under the Securities Act of 1933.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     [Letter to Variable Contract Owners]

                          SELECT SMALL CAP PORTFOLIO

                7 World Trade Center, New York, New York 10048

                                                                  March 22, 2001

Dear Variable Annuity Contract or
   Variable Life Insurance Policy Owner:

   Shares of Select Small Cap Portfolio (the "Select Portfolio") have been purchased at your direction by your insurance company (your "Insurance Company") through one of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "variable contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve an Agreement and Plan of Reorganization whereby substantially all of the assets of the Select Portfolio will be transferred to the CitiFunds Small Cap Growth VIP Portfolio (the "Smith Barney Portfolio"), a series of Variable Annuity Portfolios, in exchange for shares of the Smith Barney Portfolio. On or about May 1, 2001, the Smith Barney Portfolio will be renamed "Smith Barney Small Cap Growth Opportunities Portfolio." You, as an owner of a variable contract that has an interest in that separate account, are being asked by your Insurance Company for instructions as to how to vote the shares of the Select Portfolio that are attributable to your variable contract.

   If the Agreement and Plan of Reorganization is approved and consummated, the separate account in which you have an interest will own shares of the Smith Barney Portfolio instead of shares of the Select Portfolio. The separate account will receive shares of the Smith Barney Portfolio with an aggregate net asset value equal to the aggregate net asset value of the shares of the Select Portfolio owned by it prior to the reorganization.

   The Smith Barney Portfolio is advised by Citibank, N.A. ("Citibank"). Citibank, like SSB Citi Fund Management LLC ("SSB Citi"), the adviser of the Select Portfolio, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of the Select Portfolio into the Smith Barney Portfolio in order to eliminate duplication in the mutual fund investment advisory operations of Citibank and SSB Citi.

   After carefully studying the merits of the proposal, the Board of Trustees of the Select Portfolio has determined that the reorganization of the Select Portfolio with the Smith Barney Portfolio will benefit the shareholders of the Select Portfolio.

   The Smith Barney Portfolio will offer the separate account in which you have an interest a mutual fund with investment objectives and policies that are similar to those of the Select Portfolio. The Trustees of the Select Portfolio believe that combining the assets of the Select Portfolio with the Smith Barney Portfolio could result in more efficient mutual fund operations due to economies of scale.

   PLEASE READ THE ENCLOSED MATERIALS CAREFULLY. ALTHOUGH THE SMITH BARNEY PORTFOLIO HAS INVESTMENT OBJECTIVES AND POLICIES THAT ARE IN MANY WAYS SIMILAR TO THOSE OF THE SELECT PORTFOLIO, THERE ARE IMPORTANT DIFFERENCES. IF, AFTER YOUR REVIEW OF THE ENCLOSED MATERIALS YOU DETERMINE THAT THE SMITH BARNEY PORTFOLIO IS NOT AN APPROPRIATE INVESTMENT FOR YOU, YOU MAY WANT TO CONSIDER TRANSFERRING YOUR INTEREST IN THE SELECT PORTFOLIO TO ANOTHER SEPARATE ACCOUNT OFFERED BY YOUR INSURANCE COMPANY. ANY SUCH TRANSFER WILL BE WITHOUT CHARGE AND WILL NOT COUNT AS A TRANSFER UNDER THE VARIABLE CONTRACTS THAT LIMIT ALLOWABLE TRANSFERS. PLEASE CONSULT THE PROSPECTUS FOR YOUR VARIABLE CONTRACT FOR MORE INFORMATION.

   The Board of Trustees of the Select Portfolio believes that the proposal set forth in the enclosed notice of meeting is important and recommends that you read the enclosed materials carefully and then instruct your Insurance Company to vote for the proposal. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS. Additional Information regarding voting is included with the voting instructions card in this package.

                                          Respectfully,

                                          Heath B. McLendon
                                          President

WE URGE YOU TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS.

                          SELECT SMALL CAP PORTFOLIO

                7 World Trade Center, New York, New York 10048

                                                                  March 22, 2001

Dear Shareholders:

   You are being asked to vote on an Agreement and Plan of Reorganization whereby substantially all of the assets of Select Small Cap Portfolio (the "Select Portfolio"), a series of Smith Barney Investment Series, will be transferred to the CitiFunds Small Cap Growth VIP Portfolio (the "Smith Barney Portfolio"), a series of Variable Annuity Portfolios, in exchange for shares of the Smith Barney Portfolio. On or about May 1, 2001, the Smith Barney Portfolio will be renamed "Smith Barney Small Cap Growth Opportunities Portfolio."

   If the Agreement and Plan of Reorganization is approved and consummated, you will no longer be a shareholder of the Select Portfolio; you will become a shareholder of the Smith Barney Portfolio. You will receive shares of the Smith Barney Portfolio with an aggregate net asset value equal to the aggregate net asset value of your shares of the Select Portfolio.

   The Smith Barney Portfolio is advised by Citibank, N.A. ("Citibank"). Citibank, like SSB Citi Fund Management LLC ("SSB Citi"), the adviser of the Select Portfolio, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of the Select Portfolio into the Smith Barney Portfolio in order to eliminate duplication in the mutual fund investment advisory operations of Citibank and SSB Citi.

   After carefully studying the merits of the proposal, the Board of Trustees of the Select Portfolio has determined that the reorganization of the Select Portfolio with the Smith Barney Portfolio will benefit the shareholders of the Select Portfolio.

   The Smith Barney Portfolio will offer Select Portfolio shareholders a mutual fund with investment objectives and policies that are similar to those of the Select Portfolio. The Trustees of the Select Portfolio believe that combining the assets of the Select Portfolio with the Smith Barney Portfolio could result in more efficient mutual fund operations due to economies of scale.

   The Board of Trustees of the Select Portfolio believes that the proposal set forth in the enclosed notice of meeting is important and recommends that you read the enclosed materials carefully and then vote for the proposal. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS. Additional Information regarding voting is included with the proxy card in this package. Although the Smith Barney Portfolio has investment objectives and policies that are in many ways similar to those of the Select Portfolio, there are many important differences, if, after your review of the enclosed materials you determine that the Smith Barney Portfolio is not an appropriate investment for you, you may want to consider transferring your interest in the Select Portfolio to another separate account.

                                             Respectfully,

                                             Heath B. McLendon
                                             President

   WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS, TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                          SELECT SMALL CAP PORTFOLIO

                             7 World Trade Center
                           New York, New York 10048
                           Telephone: (800) 451-2010

                               -----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

   Please take notice that a Special Meeting of Shareholders of Select Small Cap Portfolio (the "Select Portfolio"), a series of Smith Barney Investment Series, will be held at the offices of Citigroup Asset Management, 7 World Trade Center, Downtown Conference Center Rooms 2 and 3, New York, New York 10048 on Wednesday, April 18, 2001, at 11:00 a.m. Eastern time, for the following purposes:

       ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization that provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of the Select Portfolio to CitiFunds Small Cap Growth VIP Portfolio (the "Smith Barney Portfolio"), a series of Variable Annuity Portfolios, solely in exchange for shares of the Smith Barney Portfolio; (2) the distribution of the shares of the Smith Barney Portfolio to the shareholders of the Select Portfolio in liquidation of the Select Portfolio; and (3) the termination of the Select Portfolio.

       ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

   Item 1 is described in the attached Proxy Statement/Prospectus.

   Shares of the Select Portfolio may only be purchased by insurance company separate accounts to fund benefits payable under certain variable annuity contracts and variable life insurance policies ("variable contracts"). Each insurance company that, through its separate account, owns shares of the Portfolio hereby solicits the owners of the variable contracts with interests in that separate account for instructions as to how to vote at the Special Meeting of Shareholders and agrees to vote at the Special Meeting of Shareholders and at any adjournment thereof the shares of the Select Portfolio held by that separate account in accordance with those instructions. THE BOARD OF TRUSTEES OF THE SELECT PORTFOLIO RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

   If you are a shareholder of record on February 20, 2001 you are entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof. If you are a variable contract owner of record on February 20, 2001, you have the right to instruct your insurance company how to vote the shares of the Select Portfolio that are attributable to your variable contract.

                                             Robert I. Frenkel, Secretary

March 22, 2001

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY RETURN PROXIES BY TOUCHTONE VOTING OVER THE TELEPHONE OR BY VOTING ON THE INTERNET.

                      COMBINED PROXY STATEMENT/PROSPECTUS

                                March 22, 2001

                        Relating to the acquisition by
             CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO, a series of
                          VARIABLE ANNUITY PORTFOLIOS
                             7 World Trade Center
                           New York, New York 10048
                           Telephone: (800) 451-2010

                               of the assets of

                    SELECT SMALL CAP PORTFOLIO, a series of
                        SMITH BARNEY INVESTMENT SERIES
                             7 World Trade Center
                           New York, New York 10048
                           Telephone: (800) 451-2010

   This Proxy Statement/Prospectus is furnished to shareholders of the Select Small Cap Portfolio (the "Select Portfolio"), a series of Smith Barney Investment Series (the "Select Trust"), in connection with the solicitation of proxies for a Special Meeting of Shareholders of the Select Portfolio at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") between the Select Trust, on behalf of the Select Portfolio, and Variable Annuity Portfolios ("VAP"), on behalf of its series the CitiFunds Small Cap Growth VIP Portfolio (the "Smith Barney Portfolio"). It is expected that on or about May 1, 2001, the Smith Barney Portfolio will be renamed "Smith Barney Small Cap Growth Opportunities Portfolio."

   The Plan provides that substantially all of the assets and liabilities of the Select Portfolio will be transferred to the Smith Barney Portfolio. In exchange for the transfer of these assets and liabilities, the Select Portfolio will receive shares of the Smith Barney Portfolio. Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the Select Portfolio in complete liquidation of the Select Portfolio, and the Select Portfolio will be terminated. As a result of this reorganization transaction, each shareholder of the Select Portfolio will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Select Portfolio held on the closing date of the reorganization transaction (the "Reorganization").

   The Select Portfolio and Smith Barney Portfolio are each series of open-end management investment companies. The investment objectives and policies of the Smith Barney Portfolio are compared to those of the Select Portfolio in this Proxy Statement/Prospectus. The investment objective of the Select Portfolio is capital appreciation. The investment objective of the Smith Barney Portfolio is long-term capital growth; dividend income, if any, is incidental to this goal. Both the Smith Barney Portfolio and the Select Portfolio invest in primarily equity securities.

   PLEASE READ THE ENCLOSED MATERIALS CAREFULLY. ALTHOUGH THE SMITH BARNEY PORTFOLIO HAS INVESTMENT OBJECTIVES AND POLICIES THAT ARE IN MANY WAYS SIMILAR TO THOSE OF THE SELECT PORTFOLIO, THERE ARE IMPORTANT DIFFERENCES. IF, AFTER YOUR REVIEW OF THE ENCLOSED MATERIALS YOU DETERMINE THAT THE SMITH BARNEY PORTFOLIO IS NOT AN APPROPRIATE INVESTMENT FOR YOU, YOU MAY WANT TO CONSIDER TRANSFERRING YOUR INTEREST IN THE SELECT PORTFOLIO TO ANOTHER SEPARATE ACCOUNT OFFERED BY YOUR INSURANCE COMPANY. ANY SUCH TRANSFER WILL BE WITHOUT CHARGE AND WILL NOT COUNT AS A TRANSFER UNDER THE VARIABLE CONTRACTS THAT LIMIT ALLOWABLE TRANSFERS. PLEASE CONSULT THE PROSPECTUS FOR YOUR VARIABLE CONTRACT FOR MORE INFORMATION.

   This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Smith Barney Portfolio that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Smith Barney Portfolio, see the Prospectus for the Smith Barney Portfolio, dated May 1, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Smith Barney Portfolio's Annual Report to shareholders for the year ended December 31, 2000, which is incorporated herein by reference. Additional information is set forth in the Statement of Additional Information of the Smith Barney Portfolio, dated May 1, 2000, which is incorporated herein by reference. The Statement of Additional Information is on file with the Securities and Exchange Commission and is available without charge upon request by writing or calling the Smith Barney Portfolio at the address or telephone number indicated above.

   Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated March 22, 2001,
(b) the Prospectus and Statement of Additional Information of the Select Portfolio, dated February 28, 2001, and (c) the Annual Report for the fiscal year ended October 31, 2000 relating to the Select Portfolio. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the Select Portfolio at the address or telephone number indicated above.

   This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about March 22, 2001.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE SELECT PORTFOLIO OR THE SMITH BARNEY PORTFOLIO.

                               Table of Contents

                                                                Page
                                                                ----
SYNOPSIS.......................................................
   Proposed Transaction........................................
   Comparison of Investment Objectives and Policies............
   Investment Advisory Services and Management Fees............
   Overall Expenses............................................
   Distribution of Shares and Other Services...................
   Purchase Policies and Redemption Information................
   Dividends and Other Distributions...........................
   Tax Consequences............................................

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS
   Principal Investments and Risk Factors......................
   Fundamental Investment Restrictions.........................
   Non-Fundamental Investment Restrictions.....................

THE PROPOSED TRANSACTION.......................................
   Description of the Plan.....................................
   Reasons for the Proposed Transaction........................
   Description of the Securities to be Issued..................
   Federal Income Tax Consequences.............................
   Liquidation and Termination of Select Portfolio.............
   Portfolio Securities........................................
   Portfolio Turnover..........................................
   Pro Forma Capitalization....................................
   Performance.................................................

VOTING INFORMATION.............................................
   General Information.........................................
   Quorum; Vote Required to Approve Proposal...................
   Outstanding Shareholders....................................

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS....................

OTHER MATTERS..................................................

                                   SYNOPSIS

   The following is a summary of certain information contained in this Proxy Statement/Prospectus regarding the Select Portfolio and the Smith Barney Portfolio (each a "Portfolio," and collectively, the "Portfolios") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Smith Barney Portfolio, the Prospectus of the Select Portfolio, and the Plan, the form of which is attached to this Proxy Statement/ Prospectus as Exhibit A. Shareholders of the Select Portfolio should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

   The Board of Trustees of the Select Trust, on behalf of the Select Portfolio, including a majority of the Trustees who are not "interested persons" of such Portfolio (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on February 16, 2001. The Plan provides that substantially all of the assets and liabilities of the Select Portfolio will be transferred to the Smith Barney Portfolio. In exchange for the transfer of those assets and liabilities, the Select Portfolio will receive shares of the Smith Barney Portfolio. Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the Select Portfolio in complete liquidation of the Select Portfolio, and the Select Portfolio will be terminated. As a result of the Reorganization, each shareholder of the Select Portfolio will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Select Portfolio held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be on or about April 19, 2001 or such other date as the parties may agree in writing.

   For the reasons described below under "The Proposed Transaction--Reasons for the Proposed Transaction," the Board of Trustees of the Select Trust, including a majority of the Non-Interested Trustees, has concluded that the Reorganization is in the best interests of the Select Portfolio and its shareholders and that the interests of the existing shareholders of the Select Portfolio will not be diluted as a result of the Reorganization.

   Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the Select Portfolio will continue in existence unless other action is taken by the Trustees; such other action may potentially include, but not be limited to, resubmission of the Plan to shareholders or maintaining the status quo.

Comparison of Investment Objectives and Policies

Investment Objectives

   The investment objective of the Select Portfolio is capital appreciation. The Select Portfolio seeks its objective by investing in securities consisting principally of common stocks of small sized companies considered by SSB Citi Fund Management LLC, the Select Portfolio's manager ("SSB Citi"), to be emerging growth companies. Any ordinary income received from the portfolio securities is entirely incidental.

   The investment objective of the Smith Barney Portfolio is long-term capital growth. Dividend income, if any, is incidental to this goal.

   Please note that although the Portfolios' investment objectives are substantially similar, there are differences in the Portfolios' investment policies and the manner in which the Portfolios seek to achieve their goals. These differences are discussed in more detail below.

Investment Policies

   The Select Portfolio invests primarily in common stocks of small sized companies considered by SSB Citi to be "emerging growth" companies. These are primarily domestic companies that are in the early stages of their life cycles and are characterized by relatively high earnings growth. SSB Citi selects investments from among companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies.

   The Smith Barney Portfolio invests at least 65% of its assets in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of the market capitalizations of companies in the Russell 2000 Index, an index of small capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to have small market capitalizations for purposes of the 65% policy. As of December 31, 2000, the Russell 2000 Index included companies with market capitalizations between $4 million and $6.1 billion. The size of companies in the Russell 2000 Index changes with market conditions and the composition of the Index.

   Equity Securities. The Select Portfolio's equity securities may include stocks listed in the Russell 2000 Index and also may include other common stocks, securities convertible into common stock, preferred stocks and warrants.

   The Smith Barney Portfolio's equity securities may include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 5% of the Smith Barney Portfolio's assets may be invested in warrants, provided that only up to 2% of the Portfolio's net assets may be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

   Foreign Securities. Each Portfolio may invest in securities of foreign issuers. The Select Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The Smith Barney Portfolio may invest up to 25% of its total assets in securities of foreign issuers, provided that not more than 20% of its total assets may be invested in the securities of issuers in any one foreign country (with certain exceptions). The foreign securities purchased by the Portfolios may be issued by issuers in developing or emerging market countries. (See "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of foreign securities).

   Debt Securities. The Select Portfolio may invest in debt securities convertible into equity securities. The Select Portfolio may also hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Short-term investments may include repurchase agreements with banks or broker-dealers.

   The Smith Barney Portfolio may also invest in debt securities. The Smith Barney Portfolio's debt securities must be investment grade when the Portfolio purchases them. Investment grade securities are those rated Baa or better by Moody's, BBB by Standard & Poor's, or which Citibank, N.A., the Smith Barney Portfolio's manager ("Citibank"), believes to be of comparable quality. Generally less than 5% of the Smith Barney Portfolio's assets consist of debt securities rated Baa by Moody's or BBB by Standard & Poor's. Short-term investments may include repurchase agreements and reverse repurchase agreements for cash management purposes.

   Derivative Securities. Each Portfolio may, but is not obligated to, invest in derivative securities, including foreign currency futures contracts, stock index futures contracts, options on such futures contracts and forward currency contracts (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of derivatives). The Select Portfolio also may invest in options on securities, interest rate futures contracts, swap agreements, including interest rate and currency swaps. Each Portfolio may invest in derivative securities for hedging and, subject to some restrictions, non-hedging purposes and to enhance potential gains. The Select Portfolio may also use derivatives as a substitute for buying or selling securities. In addition, each Portfolio is subject to certain limitations imposed by the Commodity Futures Trading Commission with respect to its investments in derivatives. (See "Principal Investments, Risk Factors and Investment Restrictions" below for information on the risks of derivatives.)

Management Style and Security Selection Process

   In managing the Select Portfolio, SSB Citi emphasizes individual security selection while spreading investments among many industries and sectors. SSB Citi uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. SSB Citi purchases these companies' stocks when it believes they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. SSB Citi selects investments for their potential capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, SSB Citi looks for:

 .  above average earnings growth;
 . a pattern of reported earnings that exceeds market expectations; . rising earnings estimates over the next several quarters;
 . high relative return on invested capital; and . reasonable price/earnings multiple.

   In managing the Smith Barney Portfolio, Citibank follows an aggressive, growth-oriented investment style that emphasizes small U.S. companies which are believed to have superior management teams and good prospects for growth. In selecting investments, Citibank looks for companies that have a predictable, growing demand for their products or services, and companies with a dominant position in a niche market or whose customers are very large companies. Citibank generally attempts to avoid companies in businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

   Portfolio managers for Citibank generally use a "bottom-up" approach when selecting securities for purchase by the Smith Barney Portfolio. This means that they look primarily at individual companies against the context of broader market forces. The portfolio managers use this same approach when deciding which securities to sell. Securities are sold when the Smith Barney Portfolio needs cash to meet redemptions, or when the managers believe that better opportunities exist or that the security no longer fits within the managers' overall strategies for achieving the Portfolio's goals. However, the Smith Barney Portfolio may continue to hold securities of issuers that become mid cap or large cap issuers if, in Citibank's judgment, these securities remain good investments for the Portfolio.

   Although the Smith Barney Portfolio expects to invest mainly in equity securities, the Portfolio may also invest in other securities that Citibank believes to provide opportunities for appreciation, such as fixed income securities. Any fixed income security purchased by the Portfolio must be investment grade at the time it is purchased.

Investment Advisory Services and Management Fees

   SSB Citi Fund Management LLC ("SSB Citi"), a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the Select Portfolio. Citibank, N.A. ("Citibank"), also a wholly owned subsidiary of Citigroup, Inc., serves as the investment manager of the Smith Barney Portfolio and will continue to serve as the investment manager of the Smith Barney Portfolio after the consummation of the Reorganization. Citigroup businesses provide a broad range of financial services--asset management, banking--consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

   Sandip Bhagat, an investment officer of SSB Citi and president of Travelers Investment Management Company, an affiliate of SSB Citi, since 1996, is responsible for the day-to-day operation of the Select Portfolio.

   Investment decisions of Citibank with respect to the Smith Barney Portfolio are made by committee and not by individual portfolio managers.

   The Select Portfolio pays an aggregate management fee of 0.75% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Smith Barney Portfolio pays an aggregate management fee of 0.75% of the Portfolio's average daily net assets on an annual basis for the Portfolio's then current fiscal year. For a comparison of the total annual operating expenses, both before and after waivers, of the Select Portfolio and the Smith Barney Portfolio, please review the expense tables under "Overall Expenses" below.

Overall Expenses

   The total annual operating expenses as a percentage of average net assets for the Smith Barney Portfolio as determined for the Smith Barney Portfolio's most recent fiscal year, were higher than the total annual operating expenses for the Select Portfolio for its most recent fiscal year, before waivers. After waivers, the total annual operating expenses as a percentage of average net assets for the Smith Barney Portfolio as determined for the Smith Barney Portfolio's most recent fiscal year, were lower than the total annual operating expenses for the Select Portfolio for its most recent fiscal year. On a pro forma basis, the total annual operating expenses of the Smith Barney Portfolio are not expected to be higher than the total annual operating expenses of the Select Portfolio, both before and after waivers.

   Further information about the expenses of Select Portfolio and the Smith Barney Portfolio for the fiscal years ended October 31, 2000 and December 31, 2000, respectively, and pro forma expenses following the proposed
Reorganization is outlined in the tables below.



                                                                                                       Pro Forma
                                                                                               Smith     Smith
                                                                                    Select    Barney    Barney
                                                                                   Portfolio Portfolio Portfolio
                                                                                    -------   -------   -------
SHAREHOLDER FEES/1/
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases..................................    None      None      None
Maximum Deferred Sales Charge (Load)..............................................    None      None      None

ANNUAL FUND OPERATING EXPENSES/1/
Expenses That Are Deducted From Fund Assets

Management Fees...................................................................  0.75%/2/  0.75%/2/  0.75%/2/
Distribution (12b-1) Fees.........................................................    None      None      None
Other Expenses (administrative, shareholder servicing and other expenses).........    1.37%     3.70%     1.72%
TOTAL ANNUAL FUND OPERATING EXPENSES*.............................................    2.12%     4.45%     2.47%

* Because some of the Portfolio's expenses were waived or reimbursed, actual total operating expenses for the Portfolio's most recent fiscal year were (or on
  a pro forma basis, would be):                                                     1.00%/3/  0.90%/3/  0.90%/3/

--------
/1/ The foregoing fees and expenses do not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of the fees or expenses associated with the variable contracts will change as a result of the Reorganization.
/2/ A combined fee for investment advisory and administrative services.
/3/ Management of the Select Portfolio has agreed to waive the management fee and reimburse certain expenses in order to cap total annual Portfolio expense to 1.00% for the Portfolio's shares. Management may not discontinue or modify this cap without the approval of the Portfolio's trustees. The waiver and reimbursement arrangement in place for the Smith Barney Portfolio may be discontinued at any time. Management of the Smith Barney Portfolio does not have any plans to discontinue or modify the waiver or reimbursement arrangement at this time.

   This example is intended to help you compare the cost of investing in each of the Portfolios. The example assumes you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Portfolio's annual operating expenses (before waivers and reimbursements) remain the same. This example does not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of the fees or expenses associated with the variable contracts will change as a result of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years 5 Years 10 Years
                                 ------ ------- ------- --------
Select Portfolio................   $215  $  664  $1,139   $2,452
Smith Barney Portfolio..........   $446  $1,346  $2,256   $4,574
Pro Forma Smith Barney Portfolio   $205  $  770  $1,316   $2,806

Distribution of Shares and Other Services

Distributor

   The distributor of both Portfolios is Salomon Smith Barney Inc. Each of the Portfolio's shares are sold exclusively to separate accounts of insurance companies to fund the variable contracts issued by those companies. A separate account buys or sells shares of a Portfolio based on (i) a variable contract owner's instruction to invest or receive back money under the variable contract (such as making a premium payment or surrendering a contract) and (ii) the operation of a variable contract itself (such as the deduction of fees and charges).

   The shares of both Portfolios are sold exclusively to separate accounts of insurance companies to fund the variable contracts issued by those companies. A separate account buys or sells shares of a Portfolio based on (i) a variable contract owner's instruction to invest or receive back money under the variable contract (such as making a premium payment or surrendering a contract) and (ii) the operation of a variable contract itself (such as the deduction of fees and charges).

Other Service Providers

   As indicated below, the Select Portfolio and the Smith Barney Portfolio generally have different service providers. Upon completion of the Reorganization, the Smith Barney Portfolio will continue to engage its existing service providers. In all cases, the types of services provided to the Portfolios under these service arrangements are substantially similar.

 Service Provider        Select Portfolio              Smith Barney Portfolio
 ----------------        ----------------              ----------------------
Custodian          PNC Bank National Association State Street Bank and Trust Company
Auditors           KPMG LLP                      PricewaterhouseCoopers LLP
Transfer Agent     Citi Fiduciary Trust Company  Citi Fiduciary Trust Company
Sub-Transfer Agent PFPC Global Fund Services     N/A

Purchase Policies and Redemption Information

Purchase Policies

   You may not purchase shares of either Portfolio directly. You can only invest in a Portfolio by purchasing a variable annuity contract or variable life insurance policy offered by a participating insurance company and directing the allocation of part or all of your premium payments to a separate account that invests in a Portfolio as permitted under the prospectus for your variable contract. You should read the prospectus of your variable contract for more information. The terms of your variable contract will not change as a result of the Reorganization.

   The Portfolios do not impose any minimum initial or subsequent investment requirements but your variable contract may.

Redemptions

   Shares of the Select Portfolio and the Smith Barney Portfolio are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of your redemption request in good order. Each Portfolio has the right to pay redemption proceeds by distributing securities instead of cash. In that case, a shareholder may incur costs (such as brokerage commissions) converting the securities into cash.

   Insurance company separate accounts may sell Portfolio shares to generate cash to meet various obligations under variable contracts. You should read your variable contract prospectus for the separate account's policy on when or whether to buy or redeem Portfolio shares, to find out how you may withdraw from or cancel your policy, what surrender fees or expenses you may incur and whether you may be taxed on the amount of any withdrawal, including any penalty tax. The terms of your variable contract will not change as a result of the Reorganization.

Dividends and Other Distributions

   The Select Portfolio and the Smith Barney Portfolio have similar policies relating to dividend and capital gain distributions to shareholders. For each Portfolio, capital gain distributions and dividends are automatically reinvested in additional shares of the Portfolio. The Portfolios pay dividends and distribute capital gains, if any, according to the following schedule:

      Portfolio           Income Dividend Distributions          Capital Gain Distributions
      ---------           -----------------------------          --------------------------
Smith Barney Portfolio annually (in December)               annually (in December)
Select Portfolio       annually (shortly after the close of annually (shortly after the close of
                       the fiscal year)                     the fiscal year)

   On or immediately prior to the Closing Date of the Reorganization, the Select Portfolio will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Such distributions or dividends will automatically be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Smith Barney Portfolio will make one or more similar distributions to its shareholders, including the former Select Portfolio shareholders who receive shares of the Smith Barney Portfolio in the Reorganization. See your variable contract prospectus for information regarding the federal income tax treatment of distributions to insurance company separate accounts and to owners of variable contracts.

Tax Consequences

   Although there is some uncertainty as to the precise tax treatment of the Reorganization, the Reorganization should not cause any shareholder of the Select Portfolio that is a separate account of an insurance company holding shares of the Select Portfolio solely to fund benefits under variable contracts, or any owner of such a variable contract, to recognize a taxable gain or loss for federal income tax purposes.

   As further described below under the heading "The Proposed Transaction--Federal Income Tax Consequences," the Select Trust and VAP believe that the Reorganization is likely to constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If that is the case, the Reorganization will not cause the Select Portfolio, its shareholders, or any owner of a variable contract that has an interest in a separate account to recognize any gain or loss for federal income tax purposes.

   If, on the other hand, the Reorganization does not constitute a reorganization under section 368(a), the Select Portfolio will recognize any applicable gain or loss on the transfer of its assets to the Smith Barney Portfolio in exchange for shares of the Smith Barney Portfolio and the assumption of the liabilities of the Select Portfolio by the Smith Barney Portfolio. However, as a result of its status as a regulated investment company, it is not expected that the Select Portfolio will have any federal income tax liability as a result of such gain or loss. In addition, because of the special tax rules applicable to insurance companies and variable contracts, the distribution of the shares of the Smith Barney Portfolio in exchange for Select Portfolio shares in the Reorganization should not cause any owner of a variable contract, or any shareholder of the Select Portfolio that is a separate account of an insurance company holding its shares of the Select Portfolio solely to fund benefits under variable contracts, to realize a taxable gain or loss for federal income tax purposes. See "The Proposed Transaction--Federal Income Tax Consequences."

       PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

   The investment objectives and policies and risk factors of the Select Portfolio are similar to those of the Smith Barney Portfolio. There are, however, some differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of the Select Portfolio and the Smith Barney Portfolio and is qualified in its entirety by the Prospectuses and Statements of Additional Information of the Select Portfolio and the Smith Barney Portfolio incorporated herein by reference.

Portfolio(s) Subject to Risk               Principal Investment and Accompanying Risk Factor
----------------------------               -------------------------------------------------
Both Portfolios              Market Risk:

                             The prices of securities will rise or fall due to changing economic, political or market conditions, or due to the company's individual situation. Some securities held by a Portfolio may be quite volatile, meaning that their prices can change significantly in a short time.

Both Portfolios              Small Capitalization Issuers:

                             Both Portfolios may invest in securities of small capitalization companies.
                             Investing in small companies involves additional risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

                             . Be more sensitive to changes in the economy, earnings results and investor expectations.

                             . Have more limited product lines and capital resources.

                             . Experience sharper swings in market values.

                             . Be harder to sell at the times and prices the Portfolio thinks appropriate.

                             The Smith Barney Portfolio may not invest more than 5% of its net assets in securities of issuers with less than three continuous years of operation.
                             The Select Portfolio is not subject to this restriction.

Both Portfolios              Growth Investing:

                             Growth securities are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears that those expectations will not be met, the prices of growth securities typically fall. An investment in growth securities may underperform certain other stock investments during periods when growth stocks are out of favor.

Both Portfolios              Portfolio Selection:

                             The success of each Portfolio's investment strategy depends in large part on the Portfolio's portfolio managers. The portfolio managers may fail to pick securities that perform well because they are unable to assess accurately economic factors. In that case, you may lose money, or your investment may not do as well as an investment in a mutual fund with a similar investment strategy.

  Portfolio(s) Subject to Risk                 Principal Investment and Accompanying Risk Factor
  ----------------------------                 -------------------------------------------------
Both Portfolios                  Derivatives:

Smith Barney Portfolio--         Both Portfolios may, but need not, use derivative contracts, such as futures subject to certain limits on the on securities indices or currencies, options on these futures and forward
types of derivatives             currency contracts. The Select Portfolio may also use options on securities, interest rate futures contracts and interest rate or currency swaps. The
Select Portfolio--may invest in  Portfolios may use derivatives for any of the following purposes:
additional types of derivatives
                                 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.

                                 . For non-hedging purposes to enhance a Portfolio's return (subject to some restrictions).

                                 The Select Portfolio may also use derivatives as a substitute for buying or selling securities.

                                 A derivative contract will obligate or entitle a Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

                                 The Portfolios' use of derivatives may involve leveraging. Under leveraging, a relatively small investment may produce substantial losses or gains for a Portfolio, well beyond the Portfolio's initial investment. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.
                                 The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

                                 The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Portfolio less liquid and harder to value, especially in declining markets.

                                 The Select Portfolio may invest in types of derivative contracts in which the Smith Barney Portfolio may not invest. Because the Select Portfolio may invest in more types of derivatives than the Smith Barney Portfolio, it may be more susceptible to the risks of investing in derivatives.


  Portfolio(s) Subject to Risk                   Principal Investment and Accompanying Risk Factor
  ----------------------------                   -------------------------------------------------
Both Portfolios                   Foreign Securities:

Smith Barney Portfolio--may       Each Portfolio may invest in foreign securities including those of issuers in
invest up to 25% of its total     emerging market countries.
assets in foreign securities, but
not more than 20% of its total    Investments in foreign securities involve risks relating to political, social
assets may be invested in the     and economic developments abroad, as well as risks resulting from the securities of issuers in any one  differences between the regulations to which U.S. and foreign issuers and
foreign country (with certain     markets are subject. These risks may include expropriation of assets,
exceptions)                       confiscatory taxation, withholding taxes on dividends and interest paid on
                                  Portfolio investments, fluctuations in currency exchange rates, currency
Select Portfolio--may invest      exchange controls and other limitations on the use or transfer of assets by
up to 20% of its assets in        the Portfolio or issuers of securities, and political or social instability.
foreign securities.               There may be rapid changes in the value of foreign currencies or securities, causing the Portfolio's share price to be volatile. In addition, in certain circumstances, the Portfolio could realize reduced or no value in U.S.
                                  dollars from its investments in foreign securities, causing the Portfolio's share price to go down. Finally, there is generally less information about
                                  non-U.S. issuers or markets available because of less rigorous disclosure and accounting standards or regulatory practices.

                                  Each Portfolio may invest in issuers located in emerging, or developing, markets. All of the risks of investing in foreign securities are heightened by investing in these markets.

Both Portfolios                   Convertible Securities:

                                  Both Portfolios may invest in convertible securities. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.


Portfolio(s) Subject to Risk                 Principal Investment and Accompanying Risk Factor
----------------------------                 -------------------------------------------------
Both Portfolios              Short Sales:

                             Each Portfolio may engage in short sales. A short sale occurs when a
                             Portfolio's portfolio manager, anticipating that the price of a security will decline, enters into an agreement to sell the security even though the
                             Portfolio does not own it. The Portfolio will then borrow the same security from a broker or other institution in order to complete the sale. The
                             Portfolio must later purchase the security in order to return the security borrowed. If the portfolio manager has predicted accurately, the price at which the Portfolio buys the security will be less than the price at which the Portfolio earlier sold the security, creating a profit for the Portfolio.
                             However, if the price of the security goes up during this period, the
                             Portfolio will be forced to buy the security for more than its sale price, causing a loss to the Portfolio. Losses from short sales may be unlimited.

                             A short sale is "against the box" to the extent that the Portfolio owns or has the right to obtain at no added cost securities identical to those sold short.

                             Each Portfolio may only engage in short sales "against the box."

Both Portfolios              Portfolio Turnover:

                             Each Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from a Portfolio's performance.

                             Although the portfolio managers of the Portfolios attempt to minimize portfolio turnover, from time to time a Portfolio's annual portfolio turnover rate may exceed 100%. For a comparison of the historical portfolio turnover rates of the Portfolios, see "The Proposed
                             Transaction--Portfolio Turnover" below.

Both Portfolios              Interest Rate Risk:

                             In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause a Portfolio's share price to go down.

Both Portfolios              Credit Risk:

                             Some issuers may not make payments on debt securities held by a
                             Portfolio. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Portfolio to sell. Lower-quality debt securities are more susceptible to this risk than higher-quality debt securities.


Portfolio(s) Subject to Risk               Principal Investment and Accompanying Risk Factor
----------------------------               -------------------------------------------------
Both Portfolios              Prepayment and Extension Risk:

                             The issuers of debt securities held by the Portfolios may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Portfolios may not be able to reinvest that principal at attractive rates, and the Portfolios may lose any premium paid.
                             On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturity of debt securities, making them more sensitive to interest rate changes.

Both Portfolios              Defensive Strategies:

                             Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios' principal investment strategies in attempting to respond to adverse market, political or other conditions.
                             When doing so, the Portfolios may invest without limit in money market or other short-term instruments, and may not be pursuing their investment goals. The short-term investments purchased by the Smith Barney
                             Portfolio must be high quality. To the extent that the Select Portfolio may invest in lower rated investments, it may be more susceptible to risks.

Select Portfolio             Special Restrictions:

                             The Select Portfolio does not purchase any security issued by a company primarily engaged in the manufacture of alcohol or tobacco.

                             The Smith Barney Portfolio is not subject to this restriction.

Select Portfolio             Industry Concentration:

                             The Select Portfolio may concentrate its assets in issuers of a specific industry. If the Select Portfolio does become so concentrated, the performance of that portion of the Portfolio's assets will be more susceptible to negative market conditions, interest rates, and economic, regulatory or financial developments affecting a particular industry. The performance of a particular industry may differ in direction and degree from that of the overall market.

                             To the extent that the Select Portfolio can concentrate its assets in issuers of a specific industry, it may be subject to more risk.

   The foregoing describes the principal investments and related risks of each Portfolio. Each Portfolio may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of Additional Information of that Portfolio. Certain of these non-principal investments and related risk factors may differ for each Portfolio. For a further description of such investments and related risks, please consult the Statement of Additional Information of the applicable Portfolio.

Fundamental Investment Restrictions

   Each Portfolio has adopted certain fundamental investment limitations that may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Portfolio. The fundamental investment restrictions of the Portfolios are, in general, similar. These fundamental restrictions limit the amounts that the Portfolios may borrow and prohibit the Portfolios from investing in oil, gas or mineral leases (with respect to the Smith Barney Portfolio only), from lending money (with certain exceptions), from underwriting securities issued by other persons, from purchasing or selling real estate, commodities or commodity contracts (with certain exceptions), or from issuing "senior securities" (as defined in the 1940 Act) to the extent prohibited by the 1940 Act.

   Although these restrictions are similar, the parameters may be different between the two Portfolios.

   The Smith Barney Portfolio is also subject to a fundamental investment restriction limiting its ability to concentrate its assets in any one industry (with certain exceptions). The Select Portfolio is not subject to such a limitation. The risks of concentration are described under "Principal Investments and Risk Factors" above.

Non-Fundamental Investment Restrictions

   In addition to the fundamental restrictions described above, each Portfolio is subject to certain non-fundamental restrictions that may be changed at any time by that Portfolio's Board of Trustees without shareholder approval.

   These non-fundamental restrictions provide that the Select Portfolio may not:

      (1) purchase securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (with limited exceptions);

      (2) make short sales of securities or maintain a short position;

      (3) pledge, hypothecate, mortgage or otherwise encumber more than 33-1/3% of the value of the Portfolio's total assets;

      (4) make investments for the purpose of exercising control or management;

      (5) invest in oil, gas or other mineral exploration or development programs; or

      (6) purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

   The Smith Barney Portfolio's non-fundamental restrictions provide that the Smith Barney Portfolio may not:

      (1) borrow money in excess of 10% of the total assets of the Portfolio (taken at cost), except that the Portfolio may borrow up to 25% of its total assets when such borrowing is necessary to meet redemption requests (moreover, the Portfolio will not purchase any securities for the Portfolio at any time at which borrowings exceed 5% of the total assets of the Portfolio (taken at market value)); or

      (2) invest more than 20% of its total assets in the securities of issuers located in any one foreign country, except that the Portfolio may have an additional 15% of its total assets in the securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

   As a result of these differences in non-fundamental restrictions, the Select Portfolio may be more limited in its ability to engage in certain types of transactions than the Smith Barney Portfolio. However, these additional non-fundamental restrictions may also prevent the Select Portfolio from engaging in transactions that would subject the Portfolio to additional risks.

   For additional information, you should consult the Prospectus and Statement of Additional Information of the applicable Portfolio.

                           THE PROPOSED TRANSACTION

Description of the Plan

   As described above, the Plan provides that substantially all of the assets and liabilities of the Select Portfolio will be transferred to the Smith Barney Portfolio. In exchange for the transfer of those assets and liabilities, the Select Portfolio will receive shares of the Smith Barney Portfolio ("Reorganization Shares"). Reorganization Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the Select Portfolio in complete liquidation of the Select Portfolio, and the Select Portfolio will be terminated.

   As a result of the Reorganization, each shareholder of the Select Portfolio will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Select Portfolio held on the Closing Date. The Smith Barney Portfolio will establish an account for each Select Portfolio shareholder that will reflect the number of shares of the Smith Barney Portfolio distributed to that shareholder. The Smith Barney Portfolio's shares issued in the Reorganization will be in uncertificated form.

   Until the closing of the Reorganization, shareholders of the Select Portfolio will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the Select Portfolio of a redemption request in proper form. Redemption requests received by the Select Portfolio after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Smith Barney Portfolio.

   The obligations of the Select Portfolio and the Smith Barney Portfolio under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the Securities and Exchange Commission and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Select Portfolio and the Smith Barney Portfolio are in the process of making the necessary filings.

   To provide against unforeseen events, the Plan may be terminated prior to the Closing Date by action of the Trustees of either the Select Portfolio or the Smith Barney Portfolio or amended prior to the Closing Date by action of the Trustees of both the Select Portfolio and the Smith Barney Portfolio, in each case notwithstanding the approval of the Plan by the shareholders of the Select Portfolio. However, no amendment may be made that materially adversely affects the interests of the Select Portfolio shareholders without obtaining the approval of the shareholders of the Select Portfolio. The Select Portfolio and the Smith Barney Portfolio may at any time waive compliance with certain of the covenants and conditions contained in the Plan.

   Citibank and SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization. Shareholders have no rights of appraisal.

Reasons for the Proposed Transaction

   At a meeting of the Board of Trustees of the Smith Barney Investment Series (the "Select Trust") held on February 16, 2001, the Trustees of the Select Trust, including a majority of the Non-Interested Trustees, considered materials discussing the potential benefits to the shareholders of the Select Portfolio if the Select Portfolio were to reorganize with and into the Smith Barney Portfolio. For the reasons discussed below, the Board of Trustees of Select Trust, including a majority of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the Select Portfolio and its shareholders and that the interests of the Select Portfolio shareholders will not be diluted as a result of the proposed Reorganization.

   The proposed combination of the Select Portfolio into the Smith Barney Portfolio will allow the shareholders of the Select Portfolio to continue to participate in a professionally managed portfolio governed by similar investment objectives and policies. The Trustees of the Select Portfolio believe that the Select Portfolio and its shareholders will benefit from the proposed Reorganization for the following reasons:

  Economies of Scale; Fees and Expenses

   Having determined that the offering of multiple funds with substantially similar objectives and investment strategies is both repetitious and confusing, Citibank and SSB Citi believe that the combination of the Portfolios which have similar investment objectives, policies and investment strategies into a single larger fund may increase economic and other efficiencies for investors.

   The Select Portfolio is not as actively marketed as the Smith Barney Portfolio and therefore has lesser prospects for growth. As a result, the Select Portfolio may not be able to reduce its operating expenses in the future and may find it increasingly difficult to achieve competitive investment results. In contrast, the Smith Barney Portfolio has an expanding asset base and is offered through a wide range of insurance products.

   In light of the foregoing, SSB Citi and Citibank believe that the combination of the Select Portfolio and the Smith Barney Portfolio into a single larger fund will increase potential economic and other efficiencies for investors and may result in lower total annual expense ratios. Of course, there is no assurance that this will be the case. Some of the fixed expenses currently paid by the Portfolios, such as accounting, legal and printing costs, would be spread over a larger asset base upon the combination of the Select Portfolio and Smith Barney Portfolio. Other things being equal, shareholders may be expected to benefit from economies of scale through lower expense ratios and higher net income distributions over time. Citibank also believes that a larger asset base will provide portfolio management benefits such as greater diversification.

   In addition, Select Portfolio shareholders will benefit from the lower total annual operating expenses of the Smith Barney Portfolio (as determined for each Portfolio's most recent fiscal year). On proforma basis, total annual operating expenses for the Smith Barney Portfolio are lower than the total annual operating expenses of the Select Portfolio after waivers.

  Compatible Investment Objectives and Investment Strategies

   Both Portfolios invest in securities of small cap issuers which have what the portfolio managers believe are good prospects for growth. After the Reorganization, the Select Portfolio shareholders will own shares of a professionally managed portfolio with substantially the same investment objectives and strategies as the Select Portfolio.

  No Effect on Variable Contracts

   After the Reorganization the owners of the variable contracts who invest, through a separate account, in the Select Portfolio will be afforded the same contract rights they currently have under their variable contract, including surrender and other transfer rights, with respect to amounts invested under their contract. The Reorganization will take place at net asset value and will not increase or decrease the amount of the policy value of any variable contracts nor will the Reorganization have any effect on the charges currently imposed under a variable contract. Variable contract owners will not bear any added cost or expense as a result of the Reorganization. In addition, the Reorganization will in no way change whatever tax benefits the contract owners currently enjoy and will not result in any adverse federal income tax consequences for any separate account or contract owner. Finally, the Reorganization will in no way alter the insurance benefits enjoyed by variable contract owners of the contractual obligations of the insurance companies that issued those contracts.

   Due to a combination of factors, including the benefits described above, the Board of Trustees of the Select Trust, on behalf of the Select Portfolio, believes that the Select Portfolio and its shareholders would benefit from a tax-free reorganization with the Smith Barney Portfolio. Accordingly, it is recommended that the shareholders of the Select Portfolio approve the Reorganization with the Smith Barney Portfolio.

   The Board of Trustees of the Select Trust, on behalf of the Select Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

      (a) the compatibility of the Select Portfolio's investment objectives, policies and restrictions with those of the Smith Barney Portfolio;

      (b) the long-term viability of the Smith Barney Portfolio as compared to that of the Select Portfolio;

      (c) the total lower annual expense ratios of the Smith Barney Portfolio as compared to the Select Portfolio (after waivers) and also on a pro forma basis both before and after waivers;

      (d) the ability of each variable contract owner with an interest in the Select Portfolio to transfer his or her interest out of the Select Portfolio and into a separate account that may be a more appropriate investment for that variable contract owner, without charge and without such transfer counting as a transfer under variable contracts that limit allowable transfers;

      (e) the advisory, distribution, and other servicing arrangements of the Smith Barney Portfolio;

      (f) the terms and conditions of the Reorganization and that it should not result in a dilution of Select Portfolio shareholder interests;

      (g) the amount of costs and expenses to the Select Portfolio of the Reorganization;

      (h) a variety of alternatives potentially available to the Select Portfolio; and

      (i) the historic performance of the Smith Barney Portfolio.

Description of the Securities to Be Issued

   The Select Portfolio is a diversified series of the Smith Barney Investment Series (the "Select Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on January 29, 1987 and is registered with the Securities and Exchange Commission as an open-end management investment company. The Smith Barney Portfolio is a diversified series of Variable Annuity Portfolios ("VAP"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996 and is registered with the Securities and Exchange Commission as an open-end management investment company.

   Each Portfolio currently offers one class of shares. Each share of a Portfolio represents an interest in that Portfolio that is equal to and proportionate with each other share of that Portfolio. Each share of each Portfolio has identical voting, dividend, liquidation and other rights on the same terms and conditions. Shareholders are entitled to one vote per share held on matters on which they are entitled to vote.

   Neither Portfolio is required to hold annual meetings of shareholders but each Portfolio will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

   Shareholders of VAP have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. The Trustees of the Select Trust must promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee of the Select Trust when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.

Federal Income Tax Consequences

   Based on certain factual representations made by the Select Trust and VAP, Bingham Dana LLP, as tax counsel to the Select Trust, has advised the Select Portfolio and the Smith Barney Portfolio that the Reorganization will satisfy all of the requirements to be treated as a reorganization under section 368(a) of the Code, with the exception of the "continuity of business enterprise" requirement. In order to satisfy that requirement, the Smith Barney Portfolio must either continue the historic business of the Select Portfolio or use a significant portion of the Select Portfolio's historic business assets in a business. The Select Trust and VAP are not in a position to represent that the Smith Barney Portfolio will satisfy either part of the foregoing requirements. As a result, Bingham Dana LLP is unable to render an opinion as to whether the Reorganization will constitute a tax-free reorganization under section 368(a) of the Code. Nevertheless, the Select Trust and VAP believe that it is likely that the Smith Barney Portfolio will satisfy one or both of the tests for continuity of business enterprise with respect to each Reorganization. If, in fact, the Smith Barney Portfolio does satisfy at least one of those tests with respect to the Reorganization, the Reorganization will be a tax-free reorganization under section 368(a).

   As described below, moreover, the federal income tax consequences to the Select Portfolio and its shareholders, as well as to owners of variable contracts that are based on the investment performance of the Select Portfolio, should generally be the same whether or not the Reorganization constitutes a reorganization under section 368(a).

   While the Select Trust and VAP are not aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders and owners of variable contracts may wish to consult their own tax advisers with respect to such matters.

Tax consequences of treatment as a reorganization under section 368(a)

   If a Reorganization constitutes a tax-free reorganization under section 368(a) of the Code, the Select Portfolio and the Smith Barney Portfolio will be a party to a reorganization within the meaning of section 368(b) of the Code, and, for federal income tax purposes: (i) no gain or loss will be recognized by the Select Portfolio upon the transfer of its assets to the Smith Barney Portfolio solely in exchange for shares and the assumption by the Smith Barney Portfolio of liabilities of the Select Portfolio or upon the distribution of such shares to the Select Portfolio's shareholders in exchange for their shares of the Select Portfolio; (ii) the basis of the assets of the Select Portfolio in the hands of the Smith Barney Portfolio will be the same as the basis of such assets in the hands of the Select Portfolio immediately prior to the transfer; (iii) the holding period of the assets of the Select Portfolio in the hands of the Smith Barney Portfolio will include the period during which such assets were held by the Select Portfolio; (iv) no gain or loss will be recognized by the Smith Barney Portfolio upon the receipt of the assets of the Select Portfolio solely in exchange for Smith Barney Portfolio shares and the assumption by the Smith Barney Portfolio of all of the liabilities of the Select Portfolio; (v) no gain or loss will be recognized by the shareholders of the Select Portfolio upon the receipt of Smith Barney Portfolio shares solely in exchange for their shares of the Select Portfolio as part of the transaction; (vi) the basis of the Smith Barney Portfolio shares received by the shareholders of the Select Portfolio will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the Select Portfolio exchanged therefor; and (vii) the holding period of the Smith Barney Portfolio shares received by the shareholders of the Select Portfolio will include the holding period during which the shares of the Select Portfolio exchanged therefor were held, provided that at the time of the exchange the shares of the Select Portfolio were held as capital assets in the hands of the shareholders of the Select Portfolio.

Tax consequences if the Reorganization does not constitute a reorganization under section 368(a)

   If the Reorganization does not constitute a tax-free reorganization under section 368(a) of the Code, the Select Portfolio will recognize gain or loss on the transfer of its assets to the Smith Barney Portfolio as if it had disposed of these assets for an amount of cash equal to the value of the Smith Barney Portfolio shares received in the exchange, plus the amount of any liabilities of the Select Portfolio assumed by the Smith Barney Portfolio. However, so long as the Select Portfolio qualifies as a regulated investment company under section 851 of the Code for its taxable year ending on the Closing Date and makes all distributions in accordance with the timing requirements imposed by the Code, it will not have any federal income tax liability.

   In addition, pursuant to section 817 of the Code, to the extent that an insurance company shareholder of the Select Portfolio holds its Select Portfolio shares in a separate account to fund benefits under variable contracts, its basis in the shares will generally be equal to the fair market value of the shares. Consequently, the exchange of Select Portfolio shares for the Smith Barney Portfolio shares should not cause such a shareholder to realize any taxable gain or loss.

   Finally, in either case, the owner of a variable contract will not recognize gain or loss on the Reorganization because such an owner is not considered to own the shares of the Select Portfolio or the Smith Barney Portfolio for federal income tax purposes.

Liquidation and Termination of Select Portfolio

   If the Reorganization is effected, the Select Portfolio will be liquidated and terminated, and the Portfolio's outstanding shares will be cancelled.

Portfolio Securities

   If the Reorganization is effected, the Select Portfolio will transfer its portfolio securities to the Smith Barney Portfolio. If the Reorganization is effected, Citibank will analyze and evaluate the portfolio securities of the Select Portfolio being transferred to the Smith Barney Portfolio. Consistent with the Smith Barney Portfolio's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Smith Barney Portfolio's shareholders (including former shareholders of the Select Portfolio), Citibank will determine whether to maintain an investment in these portfolio securities.

Portfolio Turnover

   The portfolio turnover rate for the Select Portfolio for its fiscal year ended October 31, 2000 was 69%. The portfolio turnover rate for the Smith Barney Portfolio for its fiscal year ended December 31, 2000 was 86%. For a discussion of the risks relating to portfolio turnover, see "Principal Investments and Risk Factors."

Pro Forma Capitalization

     Because the Select Portfolio will be combined in the Reorganization with the Smith Barney Portfolio, the total capitalization of the Smith Barney Portfolio after such Reorganization is expected to be greater than the current capitalization of the Select Portfolio. The following table sets forth as of December 31, 2000: (a) the capitalization of the Select Portfolio and the Smith Barney Portfolio, and (b) the pro forma capitalization of the Smith Barney Portfolio as adjusted to give effect to the Reorganization proposed with respect to the Smith Barney Portfolio. If the Reorganization is consummated, the capitalization of the Select Portfolio and the Smith Barney Portfolio is likely to be different at the effective time of their Reorganization as a result of daily share purchase and redemption activity.

                                                     Shares    Net Asset Value
                                  Total Net Assets Outstanding    Per Share
                                  ---------------- ----------- ---------------

 Select Portfolio................      $10,318,843   1,052,600          $ 9.80

 Smith Barney Portfolio..........      $ 5,304,589     401,826          $13.20

 Pro Forma Smith Barney Portfolio      $15,623,432   1,185,556          $13.20


Performance

   Performance shown below is as of December 31, 2000 and is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings but does not reflect the fees and expenses incurred from investing through an insurance company separate account. If these fees and expenses had been included, the returns would have been lower. For more information about the applicable sales charges and other fund expenses, please refer to "Overall Expenses" above.

   The following table shows the total returns of each Portfolio for the calendar years indicated. The Smith Barney Portfolio performance had a higher total return than that of the Select Portfolio in the last calendar year, the only year for which performance information is available for the Select Portfolio.

                             Select       Smith Barney
                           Portfolio        Portfolio
                        ---------------- ---------------
Year Ended:
-
   December 31, 2000...     (16.70)%          9.01%
   December 31, 1999...       n/a            37.60%
   December 31, 1998...       n/a            (3.80%)
   Best Quarter........   5.49% (3/00)   29.26% (12/99)
   Worst Quarter....... (10.41)% (12/00) (26.02)% (9/98)

   The table below shows the average annual total returns for each Portfolio as of December 31, 2000.


                                 Select Portfolio Smith Barney Portfolio
                                 ---------------- ----------------------
           One Year.............     (16.70)%             9.01%
           Three Years..........       n/a                13.00%
           Five Years...........       n/a                 n/a
           Since Inception/1/...      2.80%               13.16%

--------
/1/ The Select Portfolio commenced operations on September 15, 1999, and the
  Smith Barney Portfolio commenced operations on October 16, 1991.

                              VOTING INFORMATION

General Information

    The Board of Trustees of the Select Trust, on behalf of the Select Portfolio, is furnishing this combined Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the Select Portfolio at which shareholders will be asked to consider and approve the proposed Plan with respect to the Select Portfolio. All of the shareholders of the Select Portfolio are insurance company separate accounts.

   With respect to shares of the Select Portfolio owned by an insurance company separate account, the insurance company will vote the shares of such Select Portfolio at the Special Meeting in accordance with the voting instructions received from the owners of the variable contracts that have interests in that separate account. Each insurance company may, except as prohibited by law, vote shares attributable to variable contracts for which no voting instructions are received in proportion (for, against or abstain) to those for which voting instructions are received by that insurance company.

   It is expected that the solicitation of proxies and voting instructions will be primarily by mail. Officers and service contractors of the Select Portfolio and Smith Barney Portfolio and insurance companies may also solicit proxies and voting instructions by telephone or otherwise. Alamo Direct has been retained to assist in the solicitation of proxies, at a cost of approximately $14,000. Shareholders and contract owners may vote (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) or voting instruction form(s) (as applicable) in the enclosed postage-paid envelope, (2) by touch-tone voting over the telephone, or (3) by voting via the internet.

Quorum; Vote Required to Approve Proposal

    The holders of a majority of the outstanding shares entitled to vote of the Select Portfolio present in person or by proxy shall constitute a quorum at any meeting of shareholders for the transaction of business by the Select Portfolio. If the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Select Portfolio's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

   For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present but that have not been voted.

   The Plan must be approved by the vote of more than 50% of the outstanding voting securities of the Select Portfolio present in person or by proxy. Abstentions will have the effect of a "no" vote on the proposal to approve the Plan.

Outstanding Shareholders

    Holders of record of the shares of the Select Portfolio at the close of business on February 20, 2001 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of February 20, 2001 there were 1,166,326.135 outstanding shares of the Select Portfolio.

   All shares of the Select Portfolio and the Smith Barney Portfolio are owned of record by insurance company separate accounts for the benefit of variable contract owners. No variable contract owner had, as of January 27, 2001 or January 29, 2001, as applicable, voting authority over as much as 5% of any Portfolio's shares. The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

   The table below shows the name, address and share ownership of each person known to the Select Portfolio to own 5% or more of the shares of the Select Portfolio as of January 27, 2001. The table also indicates the percentage of the Select Portfolio's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                                  Pro Forma
                                  Percentage Percentage Ownership
Name and Address                  Ownership  Post-Reorganization
----------------                  ---------  -------------------
Select Small Cap Portfolio:

Travelers Life & Annuity Company.      67.6%                46.5%
Attn: Shareholder Accounting, 6MS
One Tower Square
Hartford CT 06183

Travelers Life & Annuity Company.      16.0%                11.0%
Attn: Shareholder Accounting
FBO First Citicorp Life Ins. Co.
One Tower Square
Hartford CT 06183

Travelers Insurance Company......      14.8%                10.2%
Attn: Shareholder Accounting, 6MS
One Tower Square
Hartford CT 06183

   The table below shows the name, address and share ownership of each person known to the Smith Barney Portfolio to own 5% or more of the shares of the Smith Barney Portfolio as of January 29, 2001. The table also indicates the percentage of the Smith Barney Portfolio's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                                           Pro Forma
                                           Percentage Percentage Ownership
     Name and Address                      Ownership  Post-Reorganization
     ----------------                      ---------  -------------------
     Small Cap Growth VIP Fund:

     Travelers Life & Annuity Co..........      19.8%                 6.2%
     FBO CitiCorp Life Insurance Co.
     Attn: Shareholder Accounting
     One Tower Square, 6MS
     Hartford CT 06183-0001

     Travelers Life & Annuity Co..........      80.2%                25.1%
     FBO First CitiCorp Life Insurance Co.
     Attn: Shareholder Accounting
     One Tower Square, 6MS
     Hartford CT 06183-0001

   Because all shares of the Select Portfolio are owned of record by insurance companies separate accounts, as of January 27, 2001, the officers and Trustees of the Select Trust as a group owned none of the Select Portfolio's outstanding shares. Likewise, because all shares of the Smith Barney Portfolio are owned of record by insurance company separate accounts, as of January 29, 2001, the officers and Trustees of VAP as a group owned none of the Smith Barney Portfolio's outstanding shares.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

   As noted above, additional information about the Select Portfolio, the Smith Barney Portfolio and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the Select Portfolio, 7 World Trade Center, New York, New York 10048, telephone number (800) 451-2010, or the Smith Barney Portfolio, 7 World Trade Center, New York, New York 10048, telephone number (800) 451-2010. Information included in this Proxy Statement/Prospectus concerning the Select Portfolio was provided by the Select Trust, on behalf of the Select Portfolio, and information concerning the Smith Barney Portfolio was provided by VAP, on behalf of the Smith Barney Portfolio.

   Each Portfolio files reports, proxy materials and other information about the applicable Portfolio with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

   No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Select Portfolio.

Please complete, sign and return the enclosed proxy card(s) or voting instruction form(s) promptly. No postage is required if mailed in the United States. You may also cast your vote via the internet or by telephone.

                                                                       Exhibit A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [   ], 2001 between Smith Barney Investment Series, a
Massachusetts business trust with its principal place of business at 7 World Trade Center, New York, New York 10048 ("the Acquired Trust"), on behalf of its series Select Small Cap Portfolio (the "Acquired Portfolio") and Variable Annuity Portfolios, a Massachusetts business trust with its principal place of business at 7 World Trade Center, New York, New York 10048 (the "Acquiring Trust"), on behalf of its series, CitiFunds Small Cap Growth VIP Portfolio (the "Acquiring Portfolio," and together with the Acquired Portfolio, the "Portfolios"), and, solely for purposes of Section 10.2 below, SSB Citi Fund Management LLC, a Delaware limited liability company and Citibank, N.A., a national banking association.

   Pursuant to this Agreement the Acquired Trust, on behalf of the Acquired Portfolio, will transfer substantially all of the assets of the Acquired Portfolio to the Acquiring Trust, on behalf of the Acquiring Portfolio, in exchange solely for shares ($.00001 par value per share) of the Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by the Acquiring Trust, on behalf of the Acquiring Portfolio, of all of the liabilities of the Acquired Portfolio. The Acquired Portfolio will then distribute the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio as provided Section 1.5 of this Agreement (the "Reorganization").

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Acquired Portfolio to the Acquiring Portfolio In Exchange For Acquiring Portfolio Shares, the Assumption of All Liabilities of the Acquired Portfolio and the Liquidation of the Acquired Portfolio

   1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of the Acquired Portfolio, agrees to transfer to the Acquiring Portfolio substantially all of the Acquired Portfolio assets as set forth in section 1.2, and the Acquiring Trust, on behalf of the Acquiring Portfolio, agrees in exchange therefor (i) to deliver to the Acquired Portfolio that number of full and fractional Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Portfolio, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

   1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio (collectively, "Assets") shall consist of all property and assets of every kind and nature of the Acquired Portfolio, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in section 1.4 hereof and the Acquired Portfolio's rights under this Agreement.

   1.3. The Acquiring Portfolio shall assume all liabilities of the Acquired Portfolio, whether accrued or contingent, existing at the Valuation Time as defined in section 2.1. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

   1.4. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

   1.5. Immediately after the transfer of its assets provided for in section 1.1, the Acquired Portfolio will distribute to its shareholders of record (the "Acquired Portfolio Shareholders"), determined as of the Valuation Time as defined in section 2.1, on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of the Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the shares of the Acquired Portfolio (the "Acquired Portfolio Shares") owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Portfolio will simultaneously be cancelled on the books of the Acquired Portfolio. The Acquiring Portfolio will not issue certificates representing Acquiring Portfolio Shares in connection with such exchange.

   1.6. Ownership of Acquiring Portfolio Shares will be shown on the Acquiring Portfolio's books. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   1.7. Any reporting responsibility of the Acquired Portfolio, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

   1.8. All books and records of the Acquired Portfolio, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Portfolio from and after the Closing Date and shall be turned over to the Acquiring Portfolio as soon as practicable following the Closing Date.

2. Valuation

   2.1. The value of the net assets of the Acquired Portfolio shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   2.2. The net asset value of a Acquiring Portfolio Share shall be the net asset value of a share of the Acquiring Portfolio computed as of the Valuation Time using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   2.3. The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Assets of the Acquired Portfolio, less the value of the liabilities of the Acquired Portfolio assumed, shall be determined by dividing the value of the Assets of the Acquired Portfolio less the value of the liabilities of the Acquired Portfolio as determined in accordance with section 2.1, by the net asset value of a Acquiring Portfolio Share determined in accordance with section 2.2.

   2.4. All computations of value hereunder shall be made by or under the direction of each Portfolio's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Portfolio's Board of Trustees and independent accountants.

3. Closing and Closing Date

   3.1. The Closing of the Reorganization contemplated by this Agreement shall be April 19, 2001, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Bingham Dana LLP, 399 Park Avenue, New York, New York, or at such other place and time as the parties may agree.

   3.2. The Acquired Trust shall furnish to the Acquiring Trust a statement of the Acquired Portfolio's net assets, together with a list of portfolio holdings with values as determined in section 2.1, all as of the Valuation Time, certified by the Acquired Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

   3.3. The Acquired Trust shall deliver at the Closing a certificate of an authorized officer of the Acquired Trust certifying that the Acquired Trust has instructed PNC Bank National Association ("PNC Bank"), as custodian for the Acquired Portfolio, to deliver the Assets of the Acquired Portfolio to State Street Bank and Trust Company ("State Street"), custodian for the Acquiring Portfolio, prior to or on the Closing Date. The portfolio securities of the Acquired Portfolio represented by a certificate or other written instrument shall be presented by PNC Bank to State Street for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Portfolio's Securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and PNC Bank. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

   3.4. The Acquired Trust shall instruct PFPC Global Fund Services, as transfer agent of the Acquired Portfolio, to deliver at the Closing its records containing the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Acquired Portfolio or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's accounts on the books of the Acquiring Portfolio.

   3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Trust or the Acquiring Trust, accurate appraisal of the value of the net assets with respect to the Acquiring Portfolio Shares or the Acquired Portfolio Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4. Representations and Warranties

   4.1. The Acquired Trust, on behalf of itself and the Acquired Portfolio, represents and warrants to the Acquiring Trust and the Acquiring Portfolio as follows:

      (a) The Acquired Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. The Acquired Portfolio has been duly established as a series of the Acquired Trust.

      (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Trust, on behalf of the Acquired Portfolio, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws.

      (d) The Acquired Portfolio is not, and the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Portfolio will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Portfolio is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Portfolio will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio is a party or by which it is bound.

      (e) To the Acquired Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquired Portfolio or any properties or assets held by it. The Acquired Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquired Portfolio, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquired Portfolio's business or its or the Acquired Portfolio's ability to consummate the transactions herein contemplated.

      (f) The financial statements of the Acquired Portfolio at and for the year ended October 31, 2001 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. All of such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquired Portfolio as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein.

      (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Portfolio. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by Acquired Portfolio Shareholders shall not constitute a material adverse change.

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

      (i) For each taxable year of its operation, the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. At Closing, the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date.

      (j) All issued and outstanding shares of the Acquired Portfolio (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Portfolio's transfer agent, as provided in section 3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Share.

      (k) At the Closing Date, the Acquired Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Acquired Portfolio's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Trust, on behalf of the Acquiring Portfolio, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Acquiring Portfolio has received notice and necessary documentation at or prior to the Closing.

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trustees of the Acquired Trust, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement constitutes a valid and binding obligation of the Acquired Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

      (m) The information to be furnished by the Acquired Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      (n) The current combined prospectus and statement of additional information of the Acquired Portfolio conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      (o) The combined proxy statement of the Acquired Portfolio to be included in the Registration Statement referred to in section 5.6 (the "Proxy Statement"), insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Trust for use therein.

   4.2. The Acquiring Trust, on behalf of itself and the Acquiring Portfolio, represents and warrants to the Acquired Trust and the Acquired Portfolio as follows:

      (a) The Acquiring Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. The Acquiring Portfolio has been duly established as a series of the Acquiring Trust.

      (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

      (d) The Acquiring Portfolio is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Portfolio will not result, in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Portfolio is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Portfolio will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Portfolio is a party or by which it is bound.

      (e) To the Acquiring Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Portfolio or any properties or assets held by it. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquiring Portfolio, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquiring Portfolio's business or its or the Acquiring Portfolio's ability to consummate the transactions herein contemplated.

      (f) The financial statements of the Acquiring Portfolio at and for the year ended December 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

      (g) Since December 31, 2000, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Portfolio. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the portfolio of the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by Acquiring Portfolio shareholders shall not constitute a material adverse change.

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

      (i) For each taxable year of its operation, the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

      (j) All issued and outstanding shares of the Acquiring Portfolio (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Share. The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, and will be fully paid and non-assessable.

      (k) At the Closing Date, the Acquiring Trust, on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Trust, on behalf of the Acquired Portfolio, has received notice at or prior to the Closing.

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust, and this Agreement constitutes a valid and binding obligation of the Acquiring Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

      (m) The information to be furnished by the Acquiring Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      (n) The current prospectus and statement of additional information of the Acquiring Portfolio conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      (o) The Proxy Statement, insofar as it relates to the Acquiring Portfolio, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Trust for use therein.

5. Covenants

   5.1. Each Portfolio covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Portfolio's normal operations; and (b) each Portfolio shall retain exclusive control of the composition of its portfolio until the Closing Date.

   5.2. Upon reasonable notice, the Acquiring Portfolio's officers and agents shall have reasonable access to the Acquired Portfolio's books and records necessary to maintain current knowledge of the Acquired Portfolio and to ensure that the representations and warranties made by the Acquired Portfolio are accurate.

   5.3. The Acquired Trust and the Acquired Portfolio covenant to call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 18, 2001 (or such other date as the parties may agree to in writing).

   5.4. The Acquired Trust and the Acquired Portfolio covenant that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

   5.6. The Acquiring Trust will file a Registration Statement on Form N-14 (the "Registration Statement") under the 1933 Act, and the Acquired Trust will file the Proxy Statement contained therein, in connection with the meeting of shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The Acquired Trust and the Acquired Portfolio will provide the Acquiring Trust with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

   5.7. Each of the Acquired Trust and the Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Trust may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Trust's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

   5.8. Each of the Acquiring Trust and the Acquiring Portfolio covenants that it will, from time to time, as and when reasonably requested by the Acquired Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Trust may reasonably deem necessary or desirable in order to (i) vest and confirm the Acquired Trust's title to and possession of all Acquiring Portfolio Shares to be transferred to the Acquired Portfolio pursuant to this Agreement and (ii) assume the assumed liabilities of the Acquired Portfolio.

   5.9. The Acquired Trust, the Acquiring Trust and each Portfolio covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Acquiring Portfolio, to continue its operations after the Closing Date.

   5.10. As soon as reasonably practicable after the Closing, the Acquired Portfolio shall make a liquidating distribution to its shareholders consisting of the Acquiring Portfolio Shares received at the Closing.

   5.11. Each of the Acquiring Portfolio and the Acquired Portfolio shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6. Conditions Precedent to Obligations of the Acquired Trust

   The obligations of the Acquired Trust and the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at the Acquired Trust's election, to the performance by the Acquiring Trust and the Acquiring Portfolio of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1. All representations and warranties of the Acquiring Trust, on behalf of itself and the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquiring Trust or the Acquiring Portfolio, the Acquired Trust or the Acquired Portfolio, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Acquired Trust or the Acquired Portfolio, or the Acquiring Trust or the Acquiring Portfolio, which any of such persons reasonably believes might result in such litigation.

   6.2. The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and the Acquiring Portfolio made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquired Trust shall reasonably request.

   6.3. The Acquired Trust shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Acquired Trust, and dated as of the Closing Date, to the effect that:

      (a) the Acquiring Trust has been established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust, and is existing under the laws of the Commonwealth of Massachusetts, and the Acquiring Portfolio has been duly designated as a series of the Acquiring Trust;

      (b) the Acquiring Trust, with respect to the Acquiring Portfolio, has the power as a Massachusetts business trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Trust's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, and constitutes a valid and legally binding obligation of the Acquiring Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy;

      (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust or By-laws; and

      (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquired Trust, its Trustees and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Trust may reasonably request.

   6.4. The Acquiring Trust and the Acquiring Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

   6.5. The Acquiring Trust, on behalf of the Acquiring Portfolio, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Acquired Trust pursuant to which the Acquiring Trust, on behalf of the Acquiring Portfolio, will assume all of the liabilities of the Acquired Portfolio existing at the Valuation Time.

   6.6. An endorsement to the Acquired Trust's existing errors and omissions and directors and officers liability insurance policy, or other evidence of insurance, satisfactory in all respects to the Acquired Trust's Board of Trustees shall have been obtained at no cost to the Acquired Trust or the Acquired Portfolio and shall be in full force and effect.

7. Conditions Precedent to Obligations of the Acquiring Trust

   The obligations of the Acquiring Trust and the Acquiring Portfolio to consummate the transactions provided for herein shall be subject, at the Acquiring Trust's election, to the performance by the Acquired Trust and the Acquired Portfolio of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

   7.1. All representations and warranties of the Acquired Trust, on behalf of itself and the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquired Trust or the Acquired Portfolio, the Acquiring Trust or the Acquiring Portfolio or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Acquiring Trust or the Acquiring Portfolio, or the Acquired Trust or the Acquired Portfolio, which any of such persons reasonably believes might result in such litigation.

   7.2. The Acquired Trust shall have delivered to the Acquiring Trust the statements of net assets described in section 3.2.

   7.3. The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and the Acquired Portfolio made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquiring Trust shall reasonably request.

   7.4. The Acquiring Trust shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Closing Date, to the effect that:

      (a) the Acquired Trust has been established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust, and is existing under the laws of the Commonwealth of Massachusetts, and the Acquired Portfolio has been duly designated as a series of the Acquired Trust;

      (b) the Acquired Trust, with respect to the Acquired Portfolio, has the power as a Massachusetts business trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, and constitutes a valid and legally binding obligation of the Acquired Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy;

      (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust or By-laws; and

      (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquiring Trust, its Trustees and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Trust may reasonably request.

   7.5. The Acquired Trust and the Acquired Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8. Further Conditions Precedent

   If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Portfolio or the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the Reorganization of the Portfolios contemplated by this Agreement.

   8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.1.

   8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

   8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Trust and the Acquiring Portfolio or the Acquired Trust and the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio.

   8.4. The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   8.5. The parties shall have received an opinion of Bingham Dana LLP addressed to the Acquired Trust, the Acquired Portfolio, the Acquiring Trust and the Acquiring Portfolio with respect to the federal income tax consequences of the Reorganization. The delivery of such opinion is conditioned upon receipt by Bingham Dana LLP of representations it shall request of each Portfolio.

9. Indemnification

   9.1. The Acquiring Trust agrees to indemnify and hold harmless the Acquired Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Agreement.

   9.2. The Acquired Trust agrees to indemnify and hold harmless the Acquiring Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Trust or the Acquired Portfolio of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. Fees and Expenses

   10.1. The Acquiring Trust and the Acquired Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

   10.2. Expenses of each Reorganization will be borne equally by Citibank, N.A. and SSB Citi Fund Management LLC.

11. Entire Agreement; Survival of Warranties

   11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

   11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

   The covenants to be performed after the Closing and the obligations of each of the Acquired Trust, on behalf of the Acquired Portfolio, and the Acquiring Trust, on behalf of the Acquiring Portfolio, in sections 9.1 and 9.2 shall survive the Closing.

12. Termination

   This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before June 30, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. Amendments

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of shareholders of the Acquired Portfolio called by the Acquired Portfolio pursuant to section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Acquiring Portfolio Shares to be issued to the shareholders of the Acquired Portfolio under this Agreement to the detriment of such shareholders without their further approval.

14. Notices

   Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Trust or the Acquired Portfolio, c/o Smith Barney Investment Series, 7 World Trade Center, New York, New York 10048, with a copy to Roger P. Joseph, Esq., Bingham Dana LLP, 150 Federal Street, Boston MA 02110, or to the Acquiring Trust or the Acquiring Portfolio, c/o Variable Annuity Portfolios, 7 World Trade Center, New York, New York 10048, with a copy to Roger P. Joseph, Esq., Bingham Dana LLP, 150 Federal Street, Boston MA 02110, or to any other address that the Acquired Trust or the Acquiring Trust shall have last designated by notice to the other party.

15. Headings; Counterparts; Assignment; Limitation of Liability

   15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Portfolio) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this section is intended to limit the rights of shareholders of the Acquired Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

   15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

   15.5. The Acquired Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of the Acquired Trust entered into in the name or on behalf of the Acquired Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the Acquired Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the Acquired Portfolio and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the Acquired Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Portfolio.

   15.6. The Acquiring Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of the Acquiring Trust entered into in the name or on behalf of the Acquiring Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the Acquiring Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the Acquiring Portfolio and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the Acquiring Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Portfolio.

                              [Signatures follow]

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                              SMITH BARNEY INVESTMENT SERIES
                                     on behalf of Select Small Cap Portfolio

                                     By:
                                       Name:
                                       Title:

Attest:                              VARIABLE ANNUITY PORTFOLIOS
                                     on behalf of CitiFunds Small Cap Growth VIP Portfolio

                                     By:
                                       Name:
                                       Title:

Solely for purposes of Section 10.2:

SSB CITI FUND MANAGEMENT LLC

By:
  Name:
  Title:

CITIBANK, N.A.

By:
  Name:
  Title:

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        RELATING TO THE ACQUISITION BY
                   CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
                        (THE "SMITH BARNEY PORTFOLIO"),
                    A SERIES OF VARIABLE ANNUITY PORTFOLIOS
                                    ("VAP")

                             7 World Trade Center
                           New York, New York 10048
                                (800) 451-2010

                               OF THE ASSETS OF
                          SELECT SMALL CAP PORTFOLIO
                           (THE "SELECT PORTFOLIO"),
                  A SERIES OF SMITH BARNEY INVESTMENT SERIES
                             (THE "SELECT TRUST")

                             7 World Trade Center
                           New York, New York 10048
                                (800) 451-2010

                             Dated: March 22, 2001

   This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus, dated March 22, 2001, relating to the above-referenced matter may be obtained without charge by calling or writing the Smith Barney Portfolio at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

    1. Prospectus and Statement of Additional Information for the Smith Barney Portfolio, dated May 1, 2000.

    2. Prospectus and Statement of Additional Information for the Select Portfolio, dated February 28, 2001.

    3. Annual Report of the Smith Barney Portfolio for the year ended December 31, 2000.

    4. Annual Report of the Select Portfolio for the year ended October 31,
       2000.

                               TABLE OF CONTENTS

                                 Page
                                 ----
General Information.............
Financial Statements (Unaudited)

                              GENERAL INFORMATION

   This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of the Select Portfolio to VAP, on behalf of Smith Barney Portfolio, in exchange for shares of the Smith Barney Portfolio (the "Reorganization"). The shares issued by the Smith Barney Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Select Portfolio that were outstanding immediately before the effective time of the Reorganization.

   After the transfer of substantially all of its assets and liabilities in exchange for the Smith Barney Portfolio shares, the Select Portfolio will distribute such shares to its shareholders in liquidation of the Select Portfolio. Each shareholder owning shares of the Select Portfolio at the effective time of the Reorganization will receive shares of the Smith Barney Portfolio of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Select Portfolio. The Smith Barney Portfolio will establish an account for each former shareholder of the Select Portfolio reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the Select Portfolio for each shareholder. Upon completion of the Reorganization with respect to the Select Portfolio, all outstanding shares of the Select Portfolio will have been redeemed and cancelled in exchange for shares distributed by the Smith Barney Portfolio, and the Select Portfolio will wind up its affairs and be terminated as a series of the Select Trust under Massachusetts law.

   For further information about the transaction, see the Combined Proxy Statement/Prospectus.

                       FINANCIAL STATEMENTS (UNAUDITED)

   The unaudited pro forma information attached to this Statement of Additional Information as Exhibit A gives effect to the proposed transfer of substantially all of the assets and liabilities of the Select Portfolio to the Smith Barney Portfolio as if such transfer had occurred as of January 1, 2000. In addition, the pro forma combined statements have been prepared based upon the fee and expense structure of the Smith Barney Portfolio. The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Select Portfolio and the Smith Barney Portfolio incorporated herein by reference in this Statement of Additional Information. The proposed transfer of the assets and liabilities of the Select Portfolio to the Smith Barney Portfolio will be accounted for as a tax-free reorganization.

                                                                       Exhibit A
                                                                           (SAI)
                            [Pro Forma Financials.]

       PRO FORMA FOOTNOTES OF MERGER BETWEEN CITIFUNDS SMALL CAP GROWTH
           VIP PORTFOLIO AND SMITH BARNEY SELECT SMALL CAP PORTFOLIO

                               December 31, 2000
                                  (unaudited)

1. General

   The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of the Smith Barney Select Small Cap Portfolio ("the Acquired Fund") by the CitiFunds Small Cap Growth VIP Portfolio ("the Fund" or "Small Cap Growth VIP") in exchange for shares of Small Cap Growth VIP and the assumption by Small Cap Growth VIP of substantially all of the liabilities of the Acquired Fund as described elsewhere in this proxy statement/prospectus.

   Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Small Cap Growth VIP will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of Small Cap Growth VIP at net asset value. The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective on December 31, 2000. The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective January 1, 2000.

   The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Fund and Small Cap Growth VIP which are included in their respective annual reports dated October 31, 2000 and December 31, 2000, respectively. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by Citibank, N.A. ("Citibank"), Small Cap Growth VIP's investment manager, and its affiliates. Citibank is a wholly-owned subsidiary of Citigroup Inc.

2. Significant Accounting Policies

   Small Cap Growth VIP, a separate series of Variable Annuity Portfolios, ("the Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

   The significant accounting policies consistently followed by Small Cap Growth VIP are:

(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are recorded on the identified cost basis; (f) the Fund bears all costs of its operations other than expenses specifically assumed by Citibank, expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly: expenses directly attributable to a fund are charged to that fund;

       (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and
       (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3. Pro Forma Adjustments

   The accompanying unaudited pro forma portfolio of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had taken place on January1, 2000. Adjustments were made to certain expenses to reflect the merged entities' operations as if they had been in place as of January 1, 2000.

4. Management Agreement and Other Transactions

   Citibank acts as investment manager of Small Cap Growth VIP. Small Cap Growth VIP pays Citibank a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. Citibank also provides certain administrative services to the Fund.

   Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies.

                           PORTFOLIO OF INVESTMENTS

                               December 31, 2000

                                     CitiFunds Small Cap  Smith Barney Select     Pro-Forma
                                     Growth VIP Portfolio   Small Cap Fund     Combined Value
                                     -------------------- ------------------- -----------------
                                      Shares/              Shares/            Shares/
Issuer                                Prin Amt    Value   Prin Amt    Value   Prin Amt  Value
------                                --------  --------  --------  --------  -------- --------
DOMESTIC COMMON STOCK
Auto & Transportation
American Axle & Manufacturing
  Holdings, Inc.*...................                             29  $    230       29 $    230
Copart, Inc.*.......................                          2,987    64,221    2,987   64,221
Frontier Airlines, Inc.*............                            771    23,853      771   23,853
Landstar System, Inc.*..............                            407    22,563      407   22,563
Mesaba Holdings, Inc.*..............                          1,281    16,093    1,281   16,093
Newport News Shipbuilding, Inc......                            437    22,724      437   22,724
Oshkosh Truck Corporation...........                            535    23,540      535   23,540
Polaris Industries Inc..............                            564    22,419      564   22,419
SkyWest, Inc.*......................                          1,302    37,433    1,302   37,433
                                                                    --------  -------- --------
                                                                      233,076           233,076
                                                                    --------           --------
Broadcast Media
Citadel Communications Corp.*.......                             20       240       20      240
                                                                    --------           --------
Capital Goods/Producer Manufacturing
Aptargroup, Inc.....................      2,614    76,786                        2,614   76,786
Central Lousiana Electric Corp......      1,340    73,365                        1,340   73,365
Mettler Toledo International, Inc.*.      1,994   108,424     1,656    90,045    3,650  198,469
National Instruments Corp.*.........      1,862    90,423                        1,862   90,423
Newport Corp.*......................        995    78,216                          995   78,216
Shaw Group, Inc.*...................      2,845   142,250                        2,845  142,250
                                                --------            --------           --------
                                                  569,464              90,045           659,509
                                                --------            --------           --------
Commercial Services
Aeroflex Inc.*......................      2,546    73,397       936    26,982    3,482  100,379
Ixia*...............................        813    18,597                          813   18,597
                                                --------            --------           --------
                                                   91,994              26,982           118,976
                                                --------            --------           --------

                               December 31, 2000

                                                CitiFunds Small Cap  Smith Barney Select    Pro-Forma
                                                Growth VIP Portfolio   Small Cap Fund     Combined Value
                                                -------------------- ------------------- ----------------
                                                 Shares/              Shares/            Shares/
Issuer                                           Prin Amt    Value    Prin Amt   Value   Prin Amt  Value
------                                           --------   -------   --------  -------  -------- -------
Consumer Discretionary/Services
Advanced Marketing Services, Inc...............                           1,349   23,439    1,349  23,439
American Eagle Outfitters*.....................                           1,366   57,714    1,366  57,714
AppleBee's International, Inc.*................                             349   10,972      349  10,972
Aztar Corp.*...................................                           1,875   24,258    1,875  24,258
Bebe Stores Inc.*..............................                           1,210   25,864    1,210  25,864
Callaway Golf Co...............................      2,010    37,436      1,222   22,760    3,232  60,196
Catalina Marketing Corp.*......................      3,391   132,037                        3,391 132,037
CEC Entertainment, Inc.*.......................                           1,896   64,701    1,896  64,701
The Cheesecake Factory, Inc.*..................                             820   31,468      820  31,468
Chico's FAS Inc.*..............................                           2,829   59,055    2,829  59,055
Church & Dwight Co., Inc.*.....................                           1,830   40,718    1,830  40,718
Claire's Stores, Inc.*.........................                             111    1,991      111   1,991
Constellation Brands Inc., Class A Shares*.....                             406   23,853      406  23,853
CoStar Group, Inc.*............................                             500   11,813      500  11,813
Day Runner Inc.................................                               1        0        1       0
The Dial Corp.*................................                           1,881   20,691    1,881  20,691
Direct Focus Inc.*.............................                           1,016   34,100    1,016  34,100
Dollar Tree Stores, Inc.*......................                           1,026   25,149    1,026  25,149
Emmis Communications Corp.*....................        930    26,679                          930  26,679
Ethan Allen Interiors, Inc.*...................      1,086    36,381        587   19,665    1,673  56,046
Genesco Inc.*..................................                           1,755   42,888    1,755  42,888
Hispanic Broadcasting Corp. *..................        959    24,455                          959  24,455
Houghton Mifflin Co............................        830    38,491        129    5,982      959  44,473
Isle of Capri Casinos Inc.*....................      1,215    12,909                        1,215  12,909
Jack In The Box Inc.*..........................                             778   22,902      778  22,902
JAKKS Pacific, Inc.*...........................      1,525    13,916                        1,525  13,916
Kenneth Cole Productions, Inc., Class A Shares*                           1,185   47,696    1,185  47,696
Landry's Seafood Restaurants, Inc..............                           2,522   25,062    2,522  25,062
Martha Stewart Living Omnimedia, Inc.*.........                           1,050   21,066    1,050  21,066
The Men's Wearhouse, Inc.*.....................                             400   10,900      400  10,900
Oakley, Inc....................................                           1,531   20,669    1,531  20,669
P.F. Chang's China Bistro Inc.*................        595    18,705                          595  18,705
Pacific Sunwear of California, Inc.*...........                           3,942  101,014    3,942 101,014
Performance Food Group Co.*....................                           1,034   53,009    1,034  53,009
Pier 1 Imports, Inc............................                           2,677   27,607    2,677  27,607
Plexus Corp....................................                           1,500   45,586    1,500  45,586
Pre-Paid Legal Services, Inc.*.................                           1,432   36,516    1,432  36,516
RARE Hospitality International, Inc.*..........                             996   22,223      996  22,223

                               December 31, 2000

                                         CitiFunds Small Cap  Smith Barney Select     Pro-Forma
                                         Growth VIP Portfolio   Small Cap Fund      Combined Value
                                         -------------------- ------------------- ------------------
                                          Shares/              Shares/            Shares/
Issuer                                    Prin Amt    Value   Prin Amt    Value   Prin Amt   Value
------                                    --------   -------  --------  --------- -------- ---------
Regis Corp..............................                          1,029    14,921    1,029    14,921
Scholastic Corp.*.......................                            600    53,175      600    53,175
Sotheby's Holdings, Inc., Class A Shares                            671    15,559      671    15,559
Station Casinos Inc.*...................      1,272    19,000                        1,272    19,000
Stein Mart, Inc.........................                          2,261    26,284    2,261    26,284
The Timberland Company, Class A Shares*.                            386    25,814      386    25,814
The Topps Company, Inc.*................                          8,905    81,815    8,905    81,815
Ultimate Electronics, Inc...............                          1,022    22,420    1,022    22,420
United Stationers, Inc.*................                          1,018    24,432    1,018    24,432
Vans, Inc.*.............................                          1,573    26,643    1,573    26,643
Westwood One, Inc.*.....................        859    16,590                          859    16,590
WMS Industries, Inc.*...................                          3,700    74,463    3,700    74,463
XM Satelite Radio Holdings Inc.*........        555     8,915                          555     8,915
                                                    -------             ---------          ---------
                                                      385,514           1,346,857          1,732,371
                                                    -------             ---------          ---------
Consumer Staples
The Earthgrains Co.*....................                          2,352    43,512    2,352    43,512
                                                                        ---------          ---------
Education
Corinthian Colleges Inc.*...............                          1,682    63,811    1,682    63,811
                                                                        ---------          ---------
Electronics/Technical Services
ANADIGICS, Inc.*........................                             40       655       40       655
APW Ltd.*...............................      1,215    41,006                        1,215    41,006
AXT Inc.................................                          1,114    36,832    1,114    36,832
Belden Inc..............................                            984    24,969      984    24,969
C-Cube Microsystems Inc.*...............      1,526    18,789                        1,526    18,789
Celeritek Inc.*.........................      1,060    40,412     2,963   112,964    4,023   153,376
Cirrus Logic Inc.*......................                          5,240    98,250    5,240    98,250
Credence Systems Corp.*.................                          1,500    34,500    1,500    34,500
Cymer Inc...............................                            920    23,675      920    23,675
DDI Corp.*..............................                          1,120    30,520    1,120    30,520
Digital Lightwave Inc.*.................        250     7,922                          250     7,922
DSP Group Inc.*.........................                          1,110    23,362    1,110    23,362
DuPont Photomasks, Inc.*................                            800    42,275      800    42,275
E Piphany Inc.*.........................        500    26,969                          500    26,969
Elantec Semiconductor, Inc.*............                            970    26,918      970    26,918
Emulex Corp.*...........................      1,337   106,876                        1,337   106,876
Helix Technology Corp...................                          1,237    29,281    1,237    29,281
In Focus Systems, Inc.*.................                          3,073    45,327    3,073    45,327

                               December 31, 2000

                                    CitiFunds Small Cap  Smith Barney Select     Pro-Forma
                                    Growth VIP Portfolio   Small Cap Fund      Combined Value
                                    -------------------- ------------------- ------------------
                                     Shares/              Shares/            Shares/
Issuer                               Prin Amt    Value   Prin Amt    Value   Prin Amt   Value
------                               --------   -------  --------  --------- -------- ---------
Interlink Electronics, Inc.*.......                          2,039    25,870    2,039    25,870
Iona Technologies Plc ADRs*........        640    42,880                          640    42,880
Kulicke & Soffa Industries, Inc.*..                            181     2,036      181     2,036
Leap Wireless International, Inc. *        440    11,000     1,866    46,650    2,306    57,650
Macromedia, Inc.*..................        969    58,867                          969    58,867
Macrovision Corp. *................        830    61,433                          830    61,433
Methode Electronics Inc............      1,615    37,044                        1,615    37,044
Microsemi Corp.....................                            910    25,309      910    25,309
Pericom Semiconductor Corp.*.......                          1,386    25,640    1,386    25,640
Pixelworks, Inc.*..................                          1,065    23,829    1,065    23,829
Powerwave Technologies Inc.*.......      1,017    59,495       811    47,444    1,828   106,939
Sawtek, Inc.*......................        400    18,475     1,096    50,622    1,496    69,097
Semitool, Inc.*....................                          2,434    23,578    2,434    23,578
Semtech Corp.*.....................      1,770    39,051                        1,770    39,051
Sensormatic Electronics Corp.*.....                             32       642       32       642
Silicon StorageTechnology Inc.*....      1,990    23,507                        1,990    23,507
Spectralink Corp.*.................      1,905    27,503     5,265    76,013    7,170   103,516
Stratos Lightwave Inc.*............        340     5,801                          340     5,801
Technitrol, Inc....................                          1,225    50,378    1,225    50,378
Tollgrade Communications Inc.*.....        220     8,030                          220     8,030
TriQuint Semiconductor, Inc.*......                          1,200    52,425    1,200    52,425
Ultimate Electronics Inc.*.........      1,090    23,912                        1,090    23,912
WatchGuard Technologies Inc.*......        380    12,017     1,000    31,624    1,380    43,641
                                                 -------           ---------          ---------
                                                 670,989           1,011,588          1,682,577
                                                 -------           ---------          ---------
Energy/Minerals
Barrett Resources Corp.*...........                          1,618    91,923    1,618    91,923
Basin Exploration Inc.*............                          1,291    32,921    1,291    32,921
Coflexip ADRs......................      1,385    87,082                        1,385    87,082
Hanover Compressor Co.*............      2,630   117,199                        2,630   117,199
Key Energy Services, Inc...........                          2,300    24,006    2,300    24,006
Ocean Energy, Inc.*................                            998    17,340      998    17,340
OSCA Inc.*.........................      2,015    34,129                        2,015    34,129
Patterson Energy, Inc.*............                            900    33,525      900    33,525
Plains Resources Inc.*.............                          3,112    65,741    3,112    65,741
Pogo Producing Company.............                          1,000    31,125    1,000    31,125
Precision Drilling Corp.*..........      2,235    83,952                        2,235    83,952
R&B Falcon Group*..................      4,950   113,541     1,654    37,939    6,604   151,480
Stone Energy Corp.*................                            400    25,820      400    25,820

                               December 31, 2000

                                          CitiFunds Small Cap  Smith Barney Select     Pro-Forma
                                          Growth VIP Portfolio   Small Cap Fund      Combined Value
                                          -------------------- ------------------- ------------------
                                           Shares/              Shares/            Shares/
Issuer                                     Prin Amt    Value    Prin Amt   Value   Prin Amt   Value
------                                     --------   -------   --------  -------  -------- ---------
Swift Energy Co.*........................                           1,500   56,438    1,500    56,438
Unit Corp.*..............................                           3,500   66,281    3,500    66,281
UTI Energy Corp.*........................                             700   23,013      700    23,013
Varco International Inc.*................      1,925    41,869                        1,925    41,869
                                                       -------             -------          ---------
                                                       477,772             506,072            983,844
                                                       -------             -------          ---------

Finance
Affiliated Managers Group Inc.*..........      1,180    64,753                        1,180    64,753
AmeriCredit Corp.*.......................                           3,938  107,311    3,938   107,311
Arthur J. Gallagher & Co.................                             611   38,875      611    38,875
Astoria Financial Corp...................                             234   12,709      234    12,709
Banknorth Group Inc.*....................      3,918    78,115                        3,918    78,115
BlackRock Inc.*..........................                             545   22,890      545    22,890
Cathay Bancorp Inc.......................                             395   23,305      395    23,305
Chittenden Corp..........................      1,421    43,074                        1,421    43,074
Coinstar Inc.*...........................                           3,220   49,105    3,220    49,105
Commerce Bancorp Inc.....................                             779   53,264      779    53,264
Cullen Frost Bankers, Inc................      2,905   121,465                        2,905   121,465
Dain Rauscher Corp.......................                             661   62,588      661    62,588
Eaton Vance Corp.........................                           2,128   68,628    2,128    68,628
Greater Bay Bancorp......................                           2,148   88,068    2,148    88,068
LaBranche & Co Inc.*.....................                             892   27,262      892    27,262
Metris Cos., Inc.........................                           1,638   43,100    1,638    43,100
North Fork Bancorporation, Inc...........                           2,027   49,788    2,027    49,788
Presidential Life Insurance Corp.........        830    12,398                          830    12,398
SEI Investments Co.......................      1,170   131,040                        1,170   131,040
Silicon Valley Bancshares................                             640   22,120      640    22,120
West America Bancorporation..............      1,935    83,205                        1,935    83,205
                                                       -------             -------          ---------
                                                       534,050             669,013          1,203,063
                                                       -------             -------          ---------
Health Services/Technology
Abgenix, Inc.*...........................                             800   47,250      800    47,250
Accredo Health Inc.......................                             417   20,928      417    20,928
Albany Molecular Research, Inc...........                           1,219   75,121    1,219    75,121
Alpharma, Inc............................      1,065    46,727                        1,065    46,727
Amerisource Health Corp., Class A Shares*                           2,721  137,411    2,721   137,411
Andrx Corp.*.............................        705    40,802                          705    40,802
Aphton Corp.*............................                           2,100   37,800    2,100    37,800
Apria Healthcare Group Inc.*.............      2,885    85,829        769   22,878    3,654   108,707

                               December 31, 2000

                                              CitiFunds Small Cap  Smith Barney Select    Pro-Forma
                                              Growth VIP Portfolio   Small Cap Fund     Combined Value
                                              -------------------- ------------------- ----------------
                                               Shares/              Shares/            Shares/
Issuer                                         Prin Amt    Value    Prin Amt   Value   Prin Amt  Value
------                                         --------   -------   --------  -------  -------- -------
Aurora Bioscience Corp.*.....................        440    13,832                          440  13,832
Aviron*......................................                             387   25,856      387  25,856
Caremark Rx, Inc.*...........................                           7,863  106,642    7,863 106,642
Cephalon, Inc................................                           1,400   88,638    1,400  88,638
Cerner Corp.*................................                             525   24,281      525  24,281
CIMA Labs Inc.*..............................        970    63,111                          970  63,111
Cooper Cos., Inc.............................                           1,427   56,902    1,427  56,902
COR Therapeutics, Inc.*......................                             800   28,150      800  28,150
Corixa Corp.*................................      1,645    45,855                        1,645  45,855
Cubist Pharmaceuticals Inc.*.................        510    14,790                          510  14,790
CuraGen Corp.*...............................        600    16,388      1,459   39,849    2,059  56,237
Cyberonics Inc.*.............................                           1,907   44,337    1,907  44,337
Diagnostic Products Corp.....................                             400   21,850      400  21,850
Emisphere Technologies Inc.*.................        585    14,625      1,500   37,500    2,085  52,125
Endocare, Inc.*..............................                           5,363   68,378    5,363  68,378
Enzo Biochem, Inc.*..........................                           3,803   94,600    3,803  94,600
Enzon, Inc.*.................................        950    58,959      1,488   92,349    2,438 151,308
Genset S.A. ADRs*............................        930    11,741                          930  11,741
Gilead Sciences, Inc.*.......................        835    69,253                          835  69,253
Idec Pharmaceuticals Corp.*..................        350    66,347                          350  66,347
IMPATH Inc.*.................................                             387   25,736      387  25,736
Ivitrogen Corp.*.............................                             288   24,875      288  24,875
KV Pharmaceuticals Co.*......................        277     6,925                          277   6,925
Laboratory Corporation of America Holdings*..                             400   70,400      400  70,400
Lifepoint Hospitals, Inc.*...................      1,645    82,455      1,800   90,225    3,445 172,680
Ligand Pharmaceuticals, Inc., Class B Shares*                             294    4,116      294   4,116
Lincare Holdings Inc.*.......................                           2,048  116,864    2,048 116,864
Medicis Pharmaceutical Corp.*................        900    53,213      1,195   70,653    2,095 123,866
MedQuist Inc.*...............................                               7      112        7     112
Mentor Corp..................................                           2,100   40,950    2,100  40,950
Millennium Pharmaceuticals Inc.*.............      1,734   107,292                        1,734 107,292
Multex System Inc.*..........................        865    11,461                          865  11,461
NPS Pharmaceuticals Inc.*....................        555    26,640      2,324  111,552    2,879 138,192
Orthodontic Centers Of America, Inc*.........                           2,300   71,875    2,300  71,875
Pharmaceutical Product Development, Inc.*....                           2,846  141,411    2,846 141,411
Pharmacopeia, Inc.*..........................                           1,700   37,081    1,700  37,081
Pharmacyclics Inc.*..........................        555    19,009                          555  19,009
Professional Detailing, Inc..................                             282   29,825      282  29,825
Province Healthcare Company*.................                             575   22,641      575  22,641

                               December 31, 2000

                                          CitiFunds Small Cap  Smith Barney Select     Pro-Forma
                                          Growth VIP Portfolio   Small Cap Fund      Combined Value
                                          -------------------- ------------------- ------------------
                                           Shares/              Shares/            Shares/
Issuer                                    Prin Amt    Value    Prin Amt    Value   Prin Amt   Value
------                                    --------  ---------  --------  --------- -------- ---------
Regeneron Pharmaceuticals, Inc.*.........                          2,257    79,595    2,257    79,595
Respironics, Inc.*.......................                          2,900    82,650    2,900    82,650
Shire Pharmaceuticals Group Plc ADRs*....     1,823     83,972                        1,823    83,972
SICOR, Inc.*.............................                          4,189    60,479    4,189    60,479
Sunrise Assisted Living, Inc.*...........                            935    23,375      935    23,375
Transkaryotic Therapies Inc.*............       265      9,656     1,215    44,271    1,480    53,927
Triad Hospitals Inc.*....................     1,695     55,193                        1,695    55,193
Trimeris, Inc.*..........................                          1,021    56,027    1,021    56,027
Tularik, Inc.*...........................                          1,197    35,237    1,197    35,237
Varian Inc.*.............................     2,910     98,576                        2,910    98,576
Vical Inc................................                          2,934    54,279    2,934    54,279
                                                    ---------            ---------          ---------
                                                     1,102,651           2,364,949          3,467,600
                                                    ---------            ---------          ---------
Human Resources
Heidrick & Struggles International, Inc.*                            584    24,565      584    24,565
On Assignment, Inc.*.....................                          2,100    59,850    2,100    59,850
                                                                         ---------          ---------
                                                                            84,415             84,415
                                                                         ---------          ---------
Industrial Services
Atwood Oceanics Inc.*....................       435     19,057                          435    19,057
Carlisle Cos Inc.*.......................       830     35,638                          830    35,638
Gasonics International Corp.*............     1,610     29,584                        1,610    29,584
Gentex Corp.*............................     1,145     21,326                        1,145    21,326
Teleflex Inc.............................     1,000     44,186                        1,000    44,186
                                                     ---------                              ---------
                                                       149,791                                149,791
                                                     ---------                              ---------
Internet Contents
About.com, Inc...........................                            907    24,432      907    24,432
Avocent Corp.*...........................                          2,692    72,684    2,692    72,684
GoTo.com, Inc.*..........................                          3,612    26,413    3,612    26,413
HotJobs.com, Ltd.........................                          1,981    22,658    1,981    22,658
Netegrity Inc.*..........................                            476    25,882      476    25,882
ProsoftTraining.com*.....................                          4,423    53,629    4,423    53,629
Saba Software, Inc.*.....................                          1,556    24,507    1,556    24,507
SonicWALL, Inc.*.........................                          1,500    24,375    1,500    24,375
Verity, Inc.*............................                          1,500    36,094    1,500    36,094
WebTrends Corp.*.........................                          1,297    37,532    1,297    37,532
                                                                         ---------          ---------
                                                                           348,206            348,206
                                                                         ---------          ---------

                               December 31, 2000

                                           CitiFunds Small Cap  Smith Barney Select    Pro-Forma
                                           Growth VIP Portfolio   Small Cap Fund     Combined Value
                                           -------------------- ------------------- ----------------
                                            Shares/              Shares/            Shares/
Issuer                                      Prin Amt    Value    Prin Amt   Value   Prin Amt  Value
------                                      --------   -------   --------  -------  -------- -------
Materials & Processing
Airgas, Inc.*.............................                           3,908   26,623    3,908  26,623
Astec Industries, Inc*....................                              15      198       15     198
Centex Construction Products, Inc.........                           1,064   29,061    1,064  29,061
Cousins Properties, Inc...................                           1,079   30,145    1,079  30,145
Federal Realty Investment Trust...........                             812   15,428      812  15,428
Mathews International Corporation, Class A
  Shares..................................                             737   23,262      737  23,262
NL Industries, Inc........................                           1,195   28,979    1,195  28,979
NVR Inc.*.................................                             702   86,767      702  86,767
Reckson Associates Realty Corp............                             857   21,479      857  21,479
Roper Industries, Inc.....................                             728   24,070      728  24,070
The Rouse Co..............................                             641   16,346      641  16,346
The Shaw Group Inc.*......................                             559   27,950      559  27,950
Spartech Corp.............................                           1,700   34,956    1,700  34,956
Stillwater Mining Co.*....................                           2,098   82,556    2,098  82,556
USG Corp..................................                             605   13,613      605  13,613
Vornado Realty Trust......................                           1,059   40,573    1,059  40,573
Waste Connections, Inc.*..................                           3,700  122,331    3,700 122,331
Wausau-Mosinee Paper Corp.................                           2,083   21,090    2,083  21,090
                                                                           -------           -------
                                                                            645,427          645,427
                                                                           -------           -------
Producer Durables
C&D Technology, Inc.......................                           1,654   71,432    1,654  71,432
Manitowoc Co., Inc........................                             626   18,154      626  18,154
                                                                           -------           -------
                                                                             89,586           89,586
                                                                           -------           -------
Retail
Abercrombie & Fitch Co.*..................      1,155    23,100                        1,155  23,100
Cost Plus Inc.*...........................      2,142    62,921      1,900   55,813    4,042 118,734
Footstar Inc.*............................        450    22,275                          450  22,275
Linens 'n Things Inc.*....................      1,800    49,725      1,261   34,835    3,061  84,560
O'Reilly Automotive Inc. *................      2,281    61,017                        2,281  61,017
Zale Corp. *..............................        925    26,883                          925  26,883
                                                      -------              -------           -------
                                                        245,921              90,648          336,569
                                                      -------              -------           -------

                               December 31, 2000

                                         CitiFunds Small Cap  Smith Barney Select    Pro-Forma
                                         Growth VIP Portfolio   Small Cap Fund     Combined Value
                                         -------------------- ------------------- ----------------
                                          Shares/              Shares/            Shares/
Issuer                                    Prin Amt    Value    Prin Amt   Value   Prin Amt  Value
------                                    --------   -------   --------  -------  -------- -------
Semi-Conductor
ATMI Inc.*..............................        745    14,528                          745  14,528
Emcore Corp.*...........................      1,150    54,050                        1,150  54,050
Transwitch Corp.*.......................      1,480    57,905      1,400   54,775    2,880 112,680
                                                    ---------            --------          -------
                                                      126,483              54,775          181,258
                                                    ---------            --------          -------
Software
Activision, Inc.*.......................      6,145    92,943                        6,145  92,943
Advanced Digital Information Corp.......                           1,165   26,795    1,165  26,795
Advent Software, Inc....................                           2,122   85,013    2,122  85,013
Barra Inc.*.............................                             496   23,374      496  23,374
BindView Development Corp.*.............                           1,700   15,991    1,700  15,991
Documentum Inc.*........................                             545   27,080      545  27,080
Filenet Corp.*..........................                             918   25,016      918  25,016
HNC Software Inc.*......................                             958   28,441      958  28,441
Insight Enterprises, Inc.*..............                           1,473   26,422    1,473  26,422
J.D. Edwards & Co.*.....................                           4,325   77,039    4,325  77,039
Mercury Computer Systems................                             565   26,237      565  26,237
MicroStrategy, Inc.*....................                           1,700   16,150    1,700  16,150
NetIQ Corp..............................                             778   67,978      778  67,978
Peregrine Systems, Inc.*................                           1,200   23,700    1,200  23,700
Phoenix Technologies Ltd.*..............                           1,771   23,881    1,771  23,881
Remedy Corp.*...........................                              95    1,573       95   1,573
SERENA Software, Inc.*..................                             660   22,595      660  22,595
Actuate Corp.*..........................      1,390    26,584                        1,390  26,584
Art Technology Group Inc.*..............      1,345    41,107                        1,345  41,107
Blue Martini Software Inc.*.............        775    10,269                          775  10,269
Microstrategy, Inc.*....................      1,045     9,928                        1,045   9,928
Natural Microsystems Corp.*.............        670     6,616                          670   6,616
Purchasepro, Inc.*......................      1,045    18,288                        1,045  18,288
Retek, Inc.*............................        464    11,310                          464  11,310
                                                    ---------            --------          -------
                                                      217,045             517,285          734,330
                                                    ---------            --------          -------
Technology Services
Alliant Techsystems, Inc. *.............        757    50,530        355   23,696    1,112  74,226
Aspen Technology, Inc.*.................                           1,467   48,778    1,467  48,778
Bisys Group, Inc.*......................      1,856    96,744                        1,856  96,744
Black Box Corp.*........................                             786   37,974      786  37,974
CACI International Inc., Class A Shares*                           1,493   34,362    1,493  34,362

                               December 31, 2000

                                            CitiFunds Small Cap  Smith Barney Select    Pro-Forma
                                            Growth VIP Portfolio   Small Cap Fund     Combined Value
                                            -------------------- ------------------- ----------------
                                             Shares/              Shares/            Shares/
Issuer                                       Prin Amt    Value    Prin Amt   Value   Prin Amt  Value
------                                       --------   -------   --------   ------  -------- -------
CIBER, Inc.*...............................                             590    2,876      590   2,876
Cognizant Technology Solutions Corp.*......                           1,280   46,480    1,280  46,480
Coherent, Inc.*............................                           1,200   39,000    1,200  39,000
CyberOptics Corp.*.........................                           1,579   26,743    1,579  26,743
DiamondCluster International, Inc., Class A
  Shares*..................................                             993   30,287      993  30,287
Digimarc Corp.*............................                           1,551   25,591    1,551  25,591
F.Y.I. Inc.*...............................                             625   23,047      625  23,047
Forrester Research, Inc.*..................                           1,610   80,601    1,610  80,601
Graco Inc.*................................                             581   24,039      581  24,039
Hi/Fn Inc.*................................                           1,033   28,408    1,033  28,408
Idex Corp..................................      1,415    46,872                        1,415  46,872
Inforte Corp.*.............................                           2,027   27,871    2,027  27,871
Interwoven Inc.*...........................        459    30,265                          459  30,265
JNI Corp.*.................................                             400    9,075      400   9,075
Mattson Technology Inc.*...................      1,639    16,902                        1,639  16,902
Mentor Graphics Corp.*.....................                           2,987   81,955    2,987  81,955
Mercury Interactive Corp.*.................      1,301   117,415                        1,301 117,415
MRV Communications Inc.*...................        725     9,697      1,000   13,374    1,725  23,071
Netro Corp.*...............................                              16      111       16     111
Nuance Communications Inc.*................        145     6,253                          145   6,253
Oak Technology, Inc.*......................      3,355    29,147      4,152   36,071    7,507  65,218
Optical Communication Products*............        304     3,420                          304   3,420
Photon Dynamics, Inc.*.....................                           1,096   24,660    1,096  24,660
Presstek, Inc.*............................                           3,578   37,568    3,578  37,568
Quantum Corp.*.............................                           6,200   49,600    6,200  49,600
Sanchez Computer Associates, Inc.*.........                           1,200    9,900    1,200   9,900
SanDisk Corp.*.............................                           1,000   27,750    1,000  27,750
SBS Technologies, Inc.*....................                             867   25,956      867  25,956
SCM Microsystems, Inc.*....................                              39    1,287       39   1,287
Secure Computing Corp.*....................                           6,972   68,848    6,972  68,848
Therma-Wave, Inc.*.........................                           1,864   26,096    1,864  26,096
The TriZetto Group, Inc.*..................                           2,695   44,972    2,695  44,972
Veeco Instruments Inc.*....................        215     8,627                          215   8,627
Viasystems Group*..........................                           7,603   63,200    7,603  63,200
Wabtec Corp................................                           2,234   26,250    2,234  26,250
Western Wireless Corp.*....................      1,605    62,896                        1,605  62,896
WorldGate Communications, Inc.*............                             235      896      235     896
Xircom, Inc.*..............................                              24      372       24     372

                               December 31, 2000

                                   CitiFunds Small Cap  Smith Barney Select      Pro-Forma
                                   Growth VIP Portfolio   Small Cap Fund      Combined Value
                                   -------------------- ------------------- -------------------
                                    Shares/              Shares/            Shares/
Issuer                             Prin Amt    Value    Prin Amt    Value   Prin Amt   Value
------                             --------  ---------  --------  --------- -------- ----------
Zebra Technologies Corp.*.........                          1,679    68,498    1,679     68,498
Zoll Medical Corp.................                            614    21,528      614     21,528
                                              ---------           ---------          ----------
                                                478,768           1,137,720           1,616,488
                                              ---------           ---------          ----------
Telecommunications
Dobson Communications Corp.*......     1,155     16,892                        1,155     16,892
Exar Corp.*.......................     1,270     39,350       844    26,151    2,114     65,501
Illuminet Holdings, Inc.*.........                          1,485    34,062    1,485     34,062
Informatica Corp.*................       845     33,430     1,200    47,475    2,045     80,905
InterDigital Communication
  Corp.*..........................                          1,000     5,405    1,000      5,405
The Management Network Group, Inc.                          2,827    33,571    2,827     33,571
NTELOS Inc.*......................                          2,476    43,640    2,476     43,640
Powertel, Inc.*...................       580     35,924                          580     35,924
Proxim, Inc.......................                            800    34,400      800     34,400
Remec Inc.*.......................     3,258     31,358                        3,258     31,358
ViaSat, Inc.*.....................                          3,986    52,315    3,986     52,315
                                              ---------           ---------          ----------
                                                156,954             277,019             433,973
                                              ---------           ---------          ----------
Transportation
C.H. Robinson Worldwide...........     1,589     49,954                        1,589     49,954
Eagle USA Airfreights, Inc.*......       572     13,692                          572     13,692
                                              ---------                              ----------
                                                 63,646                                  63,646
                                              ---------                              ----------
Utilities
Intermedia Communications, Inc.*..                          1,895    13,620    1,895     13,620
ITC/DeltaCom, Inc.*...............                          1,825     9,838    1,825      9,838
                                                                  ---------          ----------
                                                                     23,458              23,458
                                                                  ---------          ----------
                                              ---------           ---------          ----------
Total Common Stock................            5,271,042           9,624,684          14,895,726
                                              ---------           ---------          ----------
Identified Cost...................            4,889,267           9,352,037          14,241,304
                                              ---------           ---------          ----------

                               December 31, 2000

                                  CitiFunds Small Cap   Smith Barney Select        Pro-Forma
                                  Growth VIP Portfolio     Small Cap Fund        Combined Value
                                  -------------------- ---------------------- --------------------
                                   Shares/             Shares/                Shares/
Issuer                            Prin Amt    Value    Prin Amt    Value      Prin Amt    Value
------                            --------  ---------- --------  -----------  -------- -----------
U.S. Government Obligations
U.S. Treasury Bill, 5.86%
                                                                                       -----------
  due 3/15/01+...................                      $430,000     424,750   $430,000     424,750
                                                                -----------            -----------
Identified Cost..................                                   424,750                424,750
                                                                -----------            -----------

Repurchase Agreements
Goldman Sachs, 6.00%
  due 1/2/2001; Proceeds at
  maturity -- $320,213.33; (Fully
  collateralized by U.S. Treasury
  Notes & Bonds, 6.00% to
  9.125% due 7/31/01 to 5/15/09;
  Market Value -- $326,400)......                       320,000     320,000    320,000     320,000
                                  --------                      -----------            -----------
Identified Cost..................                                   320,000                320,000
                                  --------                      -----------            -----------
Total Common Stock...............           $5,271,042          $10,369,434            $15,640,476
                                  ========  ==========          ===========            ===========
Identified Cost..................           $4,889,267          $10,096,787            $14,986,054
                                  ========  ==========          ===========            ===========

--------
* Non-income producing security.
+ This security has been segregated for open futures contracts.

            MERGER OF CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO AND
                    SMITH BARNEY SELECT SMALL CAP PORTFOLIO

                                                                                                  Pro Forma
                                        CitiFunds Small Cap  Smith Barney Select             CitiFunds Small Cap
                                        Growth VIP Portfolio Small Cap Portfolio Adjustments Growth VIP Portfolio
                                        -------------------- ------------------  ----------  -------------------
                                               As of                As of                           As of
                                              12/31/00            12/31/00                         12/31/00
PRO FORMA STATEMENT OF ASSETS
  AND LIABILITIES (unaudited)
ASSETS:
Investments, at value..................           $5,271,042        $10,049,434                      $15,320,476
Repurchase agreements..................                   --            320,000                          320,000
Cash...................................                   --                907                              907
Receivable for investments sold........              290,201            144,219                          434,420
Receivable from Sub-Administrator......                9,196                 --                            9,196
Dividends and interest receivable......                  145              2,072                            2,217
                                        -------------------- ------------------              -------------------
   Total Assets........................            5,570,584         10,516,632                       16,087,216
                                        -------------------- ------------------              -------------------
LIABILITIES:
Payable to the Custodian...............              237,784                 --                          237,784
Payable for investments purchased......                   --            146,648                          146,648
Payable to broker--variation margin....                   --             10,950                           10,950
Accrued expenses and other liabilities.               28,211             40,191                           68,402
                                        -------------------- ------------------              -------------------
   Total Liabilities...................              265,995            197,789                          463,784
                                        -------------------- ------------------              -------------------
   Net Assets..........................           $5,304,589        $10,318,843                      $15,623,432
                                        ==================== ==================              ===================
NET ASSETS CONSIST OF:
Par value of capital shares............                   --        $     1,526                      $     1,526
Capital paid in excess of par value....           $4,346,653         11,065,907                       15,412,560
Unrealized appreciation of investments,
  foreign currencies and futures
  contracts............................              381,775            274,304                          656,079
Accumulated net investment loss........                   --             (7,419)                          (7,419)
Accumulated net realized gain (loss) on
  security transactions and futures
  contracts............................              576,161         (1,015,475)                        (439,314)
                                        -------------------- ------------------              -------------------
   Net Assets..........................           $5,304,589        $10,318,843                      $15,623,432
                                        ==================== ==================              ===================
Outstanding Shares:                                  401,826          1,052,600    (270,941)           1,183,485
                                        ==================== ==================              ===================
Net Asset Value:                                  $    13.20        $      9.80                      $     13.20
                                        ==================== ==================              ===================

See accompanying notes to unaudited pro forma financial statements.

            MERGER OF CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO AND
                    SMITH BARNEY SELECT SMALL CAP PORTFOLIO

                                                                                                  Pro Forma
                                        CitiFunds Small Cap  Smith Barney Select             CitiFunds Small Cap
                                        Growth VIP Portfolio Small Cap Portfolio Adjustments Growth VIP Portfolio
                                        -------------------  ------------------   ---------  -------------------
                                         For the 12 Months    For the 12 Months               For the 12 Months
                                               Ended                Ended                           Ended
                                              12/31/00            12/31/00                         12/31/00
PRO FORMA STATEMENT OF
  OPERATIONS (unaudited)
INVESTMENT INCOME:
Interest...............................           $   9,840         $    60,839                      $    70,679
Dividends..............................              28,917              18,813                           47,730
Less: Foreign withholding tax..........                  --                 (64)                             (64)
                                        -------------------  ------------------              -------------------
   Total Investment Income.............              38,757              79,588                          118,345
                                        -------------------  ------------------              -------------------
EXPENSES:
Custody and fund accounting fees.......              93,500               8,944     (8,944)*              93,500
Management fees........................              37,056              52,132                           89,188
Transfer agent fees....................              34,989              16,001    (15,990)*              35,000
Audit & Legal fees.....................              37,377              21,000    (21,000)*              37,377
Shareholder reports....................               8,498              26,410     (9,908)*              25,000
Trustees' fees.........................               6,358               1,114                            7,472
Miscellaneous..........................               1,890               5,450                            7,340
                                        -------------------  ------------------  ---------   -------------------
   Total Expenses......................             219,668             131,051    (55,842)              294,877
   Less: Management Fee Waivers
     and Expense Reimbursements........            (175,388)            (61,193)    48,730              (187,851)
                                        -------------------  ------------------  ---------   -------------------
   Net Expenses........................              44,280              69,858     (7,112)              107,026
                                        -------------------  ------------------  ---------   -------------------
Net Investment Income (Loss)...........              (5,523)              9,730      7,112                11,319
                                        -------------------  ------------------  ---------   -------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) From:
Security Transactions (excluding short-
  term securities).....................             602,717            (239,840)                         362,877
Futures Contracts......................                  --            (125,560)                        (125,560)
Net change in unrealized appreciation
  (depreciation) of investments........            (322,020)         (1,061,023)                      (1,383,043)
                                        -------------------  ------------------  ---------   -------------------
   Net Gain (Loss) on Investments......             280,697          (1,426,423)         0            (1,145,726)
                                        -------------------  ------------------  ---------   -------------------
Increase (Decrease) in Net Assets
  Resulting from Operations............           $ 275,174         $(1,416,693)  $  7,112           $(1,134,407)
                                        ===================  ==================  =========   ===================

*Reflects adjustment for duplicate services.

See accompanying notes to unaudited pro forma financial statements.

                             CAPITALIZATION TABLE

Acquiring Fund:           CitiFunds Small Cap Growth VIP Portfolio
Acquired Fund:            Smith Barney Select Small Cap Portfolio
As of:                    December 31, 2000

                          Acquiring   Acquired    Pro Forma   Pro Forma
                             Fund       Fund     Adjustments  Combined   Check
                          ---------- ----------- ----------- ----------- ------
Net Assets............... $5,304,589 $10,318,843             $15,623,432
Net Asset Value Per Share $    13.20 $      9.80             $     13.20 $13.20
Shares Outstanding.......    401,826   1,052,600     270,941   1,183,485

                           PART C: OTHER INFORMATION

Item 15. Indemnification

   The response to this item is incorporated by reference to section 9 of the Agreement and Plan of Reorganization and to the Registrant Statement filed on Form N-1A.

Item 16. Exhibits

 1    Amended and Restated Declaration of Trust dated February 5, 1999 is incorporated by reference to the
      Registrant's Initial Registration Statement.

 2    Registrant's By-Laws are incorporated by reference to the Registrant's Initial Registration Statement.

 3    Not Applicable.

 4    Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A.

 5    Not Applicable.

 6    Management Agreement between the Registrant and Citibank, N.A. with respect to CitiFunds Small Cap
      Growth VIP Portfolio (the "Smith Barney Portfolio") is incorporated by reference to Post-Effective
      Amendment No. 2 to the Registration Statement.

 7    Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is filed herewith.

 8    Not Applicable.

 9    Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

10    Not Applicable.

11    Opinion and Consent of Bingham Dana LLP is filed herewith.

12    Opinion of Bingham Dana LLP supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by amendment.

13    Not Applicable.

14    Consents of Independent Public Accountants is filed herewith.

15    Not Applicable.

16    Power of Attorney is filed herewith.

17(a) Form of proxy card is filed herewith.

17(b) Annual Report of the Select Portfolio dated December 31, 2000, is incorporated by reference.

17(c) Prospectus and statement of additional information of the Select Portfolio dated February 28, 2000, are incorporated herein by reference to the filing made pursuant to Rule 497 on March 3, 2000, as amended.

17(d) Annual Report of the Registrant, dated December 31, 2000, is incorporated by reference.

17(e) Prospectus and statement of additional information of the Registrant, dated April 28, 2000, are incorporated herein by reference to the filing made pursuant to Rule 485(b) on April 28, 2000, as amended.

Item 17. Undertakings

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 C.F.R. 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed on behalf of the Registrant in the City of New York and the State of New York on the 20th day of February, 2001.

                                             VARIABLE ANNUITY PORTFOLIOS

                                             By: /S/ HEATH B. MCLENDON

--------------------------------------------------------------------------------
                                                     Heath B. McLendon
                                                         President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity and on the date indicated.

          Name                           Title                      Date
          ----                           -----                      ----
  /S/ HEATH B. MCLENDON   President, Trustee and Chief        February 20, 2001
-------------------------   Executive Officer
    Heath B. McLendon

  /S/ LEWIS E. DAIDONE    Senior Vice President and Treasurer February 20, 2001
-------------------------
    Lewis E. Daidone

  /S/ ELLIOTT J. BERV*    Trustee                             February 20, 2001
-------------------------
     Elliott J. Berv

   /S/ MARK T. FINN *     Trustee                             February 20, 2001
-------------------------
      Mark T. Finn

  /S/ RILEY C. GILLEY*    Trustee                             February 20, 2001
-------------------------
     Riley C. Gilley

/S/ DIANA R. HARRINGTON*  Trustee                             February 20, 2001
-------------------------
   Diana R. Harrington

  /S/ SUSAN B. KERLEY*    Trustee                             February 20, 2001
-------------------------
     Susan B. Kerley

/S/ C. OSCAR MORONG, JR.* Trustee                             February 20, 2001
-------------------------
  C. Oscar Morong, Jr.

/S/ WALTER E. ROBB, III*  Trustee                             February 20, 2001
-------------------------
   Walter E. Robb, III

*By:
     /S/ THOMAS C. MANDIA
-----------------------------
         Thomas C. Mandia

      Executed by Thomas C. Mandia, Attorney-in-Fact on behalf of those indicated, pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
  No.   Description
------- -----------
 7      Distribution Agreement
11      Opinion and Consent of Bingham Dana LLP
14      Consents of Independent Public Accountants
16      Power of Attorney
17(a)   Form of proxy card and voting instruction forms